McM Funds


Annual Report
June 30, 1998



Principal Preservation Fund
Intermediate Fixed Income Fund
Fixed Income Fund
Balanced Fund
Equity Investment Fund

Dear Shareholder:

How do you know if your investment portfolio is properly diversified? Is it a matter of the number of holdings? Do you need to have a certain percentage in specified market sectors? Is it strictly the total number of mutual funds or individual issues in which you have invested?

With the McM Funds, you have probably noticed we don't offer as many choices as some other mutual fund families. We offer enough choices to allow any investor to effectively diversify a portfolio across three fundamental asset classes: stocks, bonds and cash.

The menu of investment alternatives to choose from in today's market is pretty amazing. It's interesting to us that the menu seems to shift decade by decade or year by year (sometimes month by month!). We remember a big push for gold and other precious metals as an appropriate investment. That's when gold was around $600 an ounce! For awhile, international investing was all the rage and then one problem after another surfaced - most recently, problems in the Asian markets.

There will always be another new and exciting investment option on the horizon - but you will find the McM Funds remain consistent. We stick to what we know.

We still believe risk is as important a consideration as potential reward....
and we still invest with a long term view. The result may not be a large menu of choices but we believe it's more than enough to satisfy the savvy investor.

Thank you for your continuing support and trust.

Sincerely,


/s/ Terry A. O'Toole
------------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

All eyes seemed to be focused on Asia's economic and political problems, which was good news and bad news for the U.S. capital markets. The good news was the bond market benefited from the flight to quality, as investors around the globe sought a safe haven for their funds. The bad news, which wasn't terrible news, was the stock market slowed it's relentless advance in the second quarter of 1998.

Stock buy-back programs and increased merger activity continued to support the equity market. Many corporations used higher stock prices as currency to acquire other companies. This consolidation was most prevalent in the health care, technology, finance and telecommunication areas. Some of the McM Funds equity holdings participated in attractive corporate combinations.

The overall stock market was up 30% over the last twelve months as measured by the S&P 500. The Equity Fund returned 29.9%, participating in the strong market because of our risk control and diversified approach. During the same time period, interest rates were down slightly, increasing the price of bond issues as investors took advantage of the high expected real returns (yield less inflation). The Fixed Income Fund had a total return of 10.7% performing slightly higher than the Lehman Aggregate Bond Index at 10.5%, with the shorter maturity Intermediate Fund still participating in the strong market with a return of 8.7%.

                                                                         Outlook

Despite the exceptionally strong economic growth and a tight labor market over the past year, there is virtually no inflation. We expect this low inflationary environment to continue during the next year. A slow growth, low inflation economy will provide strength in the stock and bond markets.

Fixed income investments will provide high, expected real returns and stocks will continue to remain attractive compared to fixed income investments and cash.

McM Funds portfolios will continue to be invested in a high-quality, diversified manner, positioned to take advantage of the dynamics in the market.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 59% of the portfolio. The 7-day and 30-day average yields as of June 30, 1998 were 5.22% and 5.22%, respectively.

Diversification                   Credit Quality             Maturity
Certificates of Deposit   3%      A-1/P-1             41%    1-15 days      27%
Bankers' Acceptance       2%      Government          59%    16-30 days     12%
Repurchase Agreements    14%                                 31-90 days     28%
Commercial Paper         22%                                 91 + days      33%
Government               59%


Average Annual Returns (%)              Current       One         Three     Since
                                         Yield        Year        Years   Inception
                                         -----        ----        -----   ---------

McM Principal Preservation Fund          5.25        5.41         5.34      5.33


                          Principal Preservation Fund
                         June 30, 1997 - June 30, 1998

                            7-Day Average Yield (%)

6/30/97        5.29                     10/23/97       5.30
7/8/97         5.27                     11/3/97        5.43
7/17/97        5.30                     11/12/97       5.29
7/28/97        5.32                     12/12/97       5.30
8/6/97         5.33                     12/24/97       5.34
8/14/97        5.31                     12/31/97       5.39
8/25/97        5.32                     1/31/98        5.31
9/4/97         5.30                     2/27/98        5.29
9/15/97        5.33                     3/31/98        5.26
9/24/97        5.31                     4/30/98        5.23
10/2/97        5.31                     5/31/98        5.23
10/14/97       5.28                     6/30/98        5.22

Past performance does not guarantee future results.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 68% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 4.4 years seeks to limit sensitivity to interest rate changes.

                                                                   NASDAQ Symbol
                                                                           MCMNX

Diversification                   Bond Quality               Maturity
Asset Backed/Other        1%      BAA                  6%    1-5 years      45%
Government               30%      Government          30%    5-10 years     48%
Mortgage                 38%      A                   23%    10 + years      7%
Corporate                31%      AA                   4%
                                  AAA                 37%

Average Annual Returns (%)                            One         Three     Since
                                                      Year        Years   Inception
                                                      ----        -----   ---------

McM Intermediate Fixed Income Fund                    8.68        6.79      7.46

Lehman Brothers Intermediate Govt./Corp. Index        8.53        6.90      7.64

                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date


                                                    Lehman Brothers
Intermediate Fixed Income Fund                Intermediate Govt./Corp. Index

7/31/94             $10,000                   7/31/94             $10,000
9/30/94             $ 9,960                   9/30/94             $10,000
10/31/94            $ 9,960                   10/31/94            $10,000
11/30/94            $ 9,920                   11/30/94            $ 9,960
12/31/94            $ 9,950                   12/31/94            $10,000
2/28/95             $10,300                   2/28/95             $10,300
3/31/95             $10,300                   3/31/95             $10,400
4/30/95             $10,500                   4/30/95             $10,500
6/30/95             $10,900                   6/30/95             $10,900
7/31/95             $10,900                   7/31/95             $10,900
8/31/95             $11,000                   8/31/95             $11,000
9/30/95             $11,000                   9/30/95             $11,100
11/30/95            $11,300                   11/30/95            $11,400
12/31/95            $11,400                   12/31/95            $11,500
1/31/96             $11,500                   1/31/96             $11,600
3/31/96             $11,300                   3/31/96             $11,400
4/30/96             $11,300                   4/30/96             $11,300
5/31/96             $11,300                   5/31/96             $11,300
7/31/96             $11,400                   7/31/96             $11,500
8/31/96             $11,400                   8/31/96             $11,500
9/30/96             $11,600                   9/30/96             $11,700
10/31/96            $11,800                   10/31/96            $11,700
12/31/96            $11,900                   12/31/96            $11,900
1/31/97             $11,900                   1/31/97             $12,000
2/28/97             $11,900                   2/28/97             $12,000
4/30/97             $12,000                   4/30/97             $12,100
5/31/97             $12,100                   5/31/97             $12,200
6/30/97             $12,200                   6/30/97             $12,300
7/31/97             $12,500                   7/31/97             $12,600
9/30/97             $12,500                   9/30/97             $12,700
10/31/97            $12,700                   10/31/97            $12,800
11/30/97            $12,700                   11/30/97            $12,800
1/30/98             $13,000                   1/30/98             $13,100
2/27/98             $13,000                   2/27/98             $13,100
3/31/98             $13,000                   3/31/98             $13,100
4/30/98             $13,100                   4/30/98             $13,200
6/30/98             $13,300                   6/30/98             $13,400

Past performance does not guarantee future results.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.9 years, 2.5 years longer than the Intermediate Fixed Income Fund.

                                                                   NASDAQ Symbol
                                                                           MCMFX

Diversification                   Bond Quality               Maturity
Corporate                35%      A                   25%    1-5 years      13%
Mortgage                 39%      AA                   2%    5-10 years     77%
Government               26%      AAA                 37%    10 + years     10%
                                  BAA                 10%
                                  Government          26%




Average Annual Returns (%)                  One         Three        Since
                                            Year        Years      Inception
                                            ----        -----      ---------

McM Fixed Income Fund                       10.71       7.49         8.58

Lehman Brothers Aggregate Index             10.54       7.87         8.88

                               Fixed Income Fund
                          July 14, 1994 Inception Date


                                                    Lehman Brothers
Fixed Income Fund                                   Aggregate Index

7/31/94             $10,000                   7/31/94             $10,100
8/31/94             $10,000                   8/31/94             $10,100
10/31/94            $ 9,910                   10/31/94            $ 9,960
11/30/94            $ 9,850                   11/30/94            $ 9,940
12/31/94            $ 9,920                   12/31/94            $10,000
1/31/95             $10,100                   1/31/95             $10,200
3/31/95             $10,400                   3/31/95             $10,500
4/30/95             $10,600                   4/30/95             $10,600
5/31/95             $11,000                   5/31/95             $11,000
6/30/95             $11,100                   6/30/95             $11,100
7/31/95             $11,100                   7/31/95             $11,100
9/30/95             $11,300                   9/30/95             $11,300
10/31/95            $11,500                   10/31/95            $11,500
11/30/95            $11,700                   11/30/95            $11,700
12/31/95            $11,800                   12/31/95            $11,800
2/29/96             $11,600                   2/29/96             $11,700
3/31/96             $11,500                   3/31/96             $11,600
4/30/96             $11,400                   4/30/96             $11,500
5/31/96             $11,400                   5/31/96             $11,500
7/31/96             $11,600                   7/31/96             $11,700
8/31/96             $11,600                   8/31/96             $11,700
9/30/96             $11,800                   9/30/96             $11,900
10/31/96            $12,100                   10/31/96            $12,200
11/30/96            $12,300                   11/30/96            $12,400
1/31/97             $12,200                   1/31/97             $12,300
2/28/97             $12,200                   2/28/97             $12,300
3/31/97             $12,000                   3/31/97             $12,200
4/30/97             $12,200                   4/30/97             $12,400
6/30/97             $12,500                   6/30/97             $12,600
7/31/97             $12,900                   7/31/97             $13,000
8/31/97             $12,700                   8/31/97             $12,900
9/30/97             $12,900                   9/30/97             $13,000
10/31/97            $13,100                   10/31/97            $13,200
12/31/97            $13,300                   12/31/97            $13,500
1/30/98             $13,500                   1/30/98             $13,600
2/27/98             $13,500                   2/27/98             $13,600
3/31/98             $13,500                   3/31/98             $13,700
5/31/98             $13,700                   5/31/98             $13,900
6/30/98             $13,800                   6/30/98             $14,000

Past performance does not guarantee future results.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund and bonds about 40%. The common stock portion is well diversified among 100 companies that represent all economic sectors. The Fund's bond portion is 68% U.S. Government and AAA-rated securities with a weighted average maturity of 6.5 years.

                                                                   NASDAQ Symbol
                                                                           MCMBX

Average Annual Returns (%)           One      Three    Since
                                     Year     Years  Inception
                                     ----     -----  ---------

McM Balanced Fund                    21.76    20.70    20.06

Lehman Brothers Aggregate Index      10.54     7.87     8.88

Standard & Poor's 500                30.20    30.22    28.80



Asset Allocation                  Fixed Income Quality
Cash                    0.6%      A                   22%
Bonds                  38.9%      AA                   2%
Stocks                 60.5%      AAA                 39%
                                  BAA                  8%
                                  Government          29%

Ten Largest Equity Holdings (%)

General Electric                3.5

FNMA                            3.4

Intel                           3.4

Compaq                          3.3

Chase Manhattan                 3.3

Philip Morris                   2.3

Merck                           2.3

Schering Plough                 2.1

SBC Communications              2.1

BankAmerica                     2.0
                               -----
                               27.7

                                 Balanced Fund
                          July 14, 1994 Inception Date


                               Lehman Brothers
Balanced Fund                  Aggregate Index           Standard & Poor's 500

7/31/94     $10,000        7/31/94       $10,100        7/31/94          $10,100
8/31/94     $10,300        8/31/94       $10,100        8/31/94          $10,500
10/31/94    $10,100        10/31/94      $ 9,960        10/31/94         $10,500
11/30/94    $ 9,960        11/30/94      $ 9,940        11/30/94         $10,100
12/31/94    $10,000        12/31/94      $10,000        12/31/94         $10,200
1/31/95     $10,200        1/31/95       $10,200        1/31/95          $10,500
2/28/95     $10,600        2/28/95       $10,400        2/28/95          $10,900
4/30/95     $11,000        4/30/95       $10,600        4/30/95          $11,500
5/31/95     $11,500        5/31/95       $11,000        5/31/95          $12,000
6/30/95     $11,700        6/30/95       $11,100        6/30/95          $12,300
7/31/95     $11,900        7/31/95       $11,100        7/31/95          $12,700
8/31/95     $12,000        8/31/95       $11,200        8/31/95          $12,700
10/31/95    $12,400        10/31/95      $11,500        10/31/95         $13,200
11/30/95    $12,800        11/30/95      $11,700        11/30/95         $13,800
12/31/95    $12,900        12/31/95      $11,800        12/31/95         $14,100
1/31/96     $13,300        1/31/96       $11,900        1/31/96          $14,600
2/29/96     $13,300        2/29/96       $11,700        2/29/96          $14,700
4/30/96     $13,400        4/30/96       $11,500        4/30/96          $15,100
5/31/96     $13,500        5/31/96       $11,500        5/31/96          $15,500
6/30/96     $13,700        6/30/96       $11,700        6/30/96          $15,500
7/31/96     $13,400        7/31/96       $11,700        7/31/96          $14,800
8/31/96     $13,500        8/31/96       $11,700        8/31/96          $15,100
9/30/96     $14,000        9/30/96       $11,900        9/30/96          $16,000
11/30/96    $15,300        11/30/96      $12,400        11/30/96         $17,700
12/31/96    $15,000        12/31/96      $12,200        12/31/96         $17,300
1/31/97     $15,700        1/31/97       $12,300        1/31/97          $18,400
2/28/97     $15,700        2/28/97       $12,300        2/28/97          $18,600
3/31/97     $15,300        3/31/97       $12,200        3/31/97          $17,800
5/31/97     $16,500        5/31/97       $12,500        5/31/97          $20,000
6/30/97     $16,900        6/30/97       $12,600        6/30/97          $20,900
7/31/97     $18,100        7/31/97       $13,000        7/31/97          $22,600
8/31/97     $17,500        8/31/97       $12,900        8/31/97          $21,300
9/30/97     $18,200        9/30/97       $13,000        9/30/97          $22,500
11/30/97    $18,400        11/30/97      $13,300        11/30/97         $22,700
12/31/97    $18,600        12/31/97      $13,400        12/31/97         $23,100
1/30/98     $18,900        1/30/98       $13,600        1/30/98          $23,400
2/27/98     $19,600        2/27/98       $13,600        2/27/98          $24,900
3/31/98     $20,000        3/31/98       $13,600        3/31/98          $26,200
5/31/98     $20,100        5/31/98       $13,800        5/31/98          $26,000
6/30/98     $20,600        6/30/98       $14,000        6/30/98          $27,000


Past performance does not guarantee future results.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is well diversified among more than 100 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poor's 500 Stock Index.

                                                                   NASDAQ Symbol
                                                                           MCMEX

Ten Largest Holdings (%)

General Electric      3.6

Chase Manhattan       3.4

Compaq                3.3

Intel                 3.3

FNMA                  3.3

BankAmerica           2.2

Philip Morris         2.2

Merck                 2.2

Citicorp              2.1

Schering Plough       1.9
                     ----
                     27.5

Portfolio Characteristics
Price/Earnings Ratio           28.55

Beta                            0.98

Avg. Market Capitalization    $63.7B

Total Number of Stocks           104

Average Annual Returns (%)

               McM Equity    S&P 500
               ----------    -------

One Year          29.89       30.20

Three Years       30.29       30.22

Since Inception   28.36       28.80

Sector Weightings (%)
Financial Services        17.4
Technology                13.7
Health-Care               13.5
Energy                     9.7
Utilities                  9.6
Capital Goods              9.2
Consumer Non-Durables      7.9
Retail                     6.1
Raw Materials              3.9
Consumer Services          2.1
Consumer Durables          1.8
Transportation             1.8
Shelter                    1.1
Business Equip. & Services 1.6
Multi-Industry             0.6
                         -----
                         100.0

                             Equity Investment Fund
                          July 14, 1994 Inception Date



Equity Investment Fund                          Standard & Poor's 500

7/31/94             $10,040                   7/31/94             $10,110
8/31/94             $10,440                   8/31/94             $10,520
9/30/94             $10,160                   9/30/94             $10,270
10/31/94            $10,320                   10/31/94            $10,500
11/30/94            $ 9,989                   11/30/94            $10,120
1/31/95             $10,310                   1/31/95             $10,530
2/28/95             $10,700                   2/28/95             $10,940
3/31/95             $10,960                   3/31/95             $11,260
4/30/95             $11,370                   4/30/95             $11,590
5/31/95             $11,780                   5/31/95             $12,050
6/30/95             $12,150                   6/30/95             $12,340
7/31/95             $12,530                   7/31/95             $12,750
8/31/95             $12,550                   8/31/95             $12,780
9/30/95             $13,090                   9/30/95             $13,320
10/31/95            $13,000                   10/31/95            $13,270
11/30/95            $13,540                   11/30/95            $13,860
1/31/96             $14,270                   1/31/96             $14,610
2/29/96             $14,510                   2/29/96             $14,750
3/31/96             $14,610                   3/31/96             $14,890
4/30/96             $14,910                   4/30/96             $15,110
5/31/96             $15,290                   5/31/96             $15,500
6/30/96             $15,380                   6/30/96             $15,560
7/31/96             $14,770                   7/31/96             $14,870
8/31/96             $15,050                   8/31/96             $15,180
9/30/96             $15,890                   9/30/96             $16,040
10/31/96            $16,450                   10/31/96            $16,480
11/30/96            $17,810                   11/30/96            $17,730
12/31/96            $17,440                   12/31/96            $17,390
2/28/97             $18,620                   2/28/97             $18,610
3/31/97             $17,970                   3/31/97             $17,840
4/30/97             $18,950                   4/30/97             $18,900
5/31/97             $20,020                   5/31/97             $20,060
6/30/97             $20,710                   6/30/97             $20,960
7/31/97             $22,830                   7/31/97             $22,620
8/31/97             $21,880                   8/31/97             $21,370
9/30/97             $23,090                   9/30/97             $22,530
10/31/97            $22,320                   10/31/97            $21,790
11/30/97            $23,150                   11/30/97            $22,790
12/31/97            $23,350                   12/31/97            $23,180
2/27/98             $25,230                   2/27/98             $25,120
3/31/98             $26,130                   3/31/98             $26,410
4/30/98             $26,630                   4/30/98             $26,690
5/31/98             $26,070                   5/31/98             $26,220
6/30/98             $26,900                   6/30/98             $27,290

Past performance does not guarantee future results.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Principal Preservation Fund

                                                                                                Principal
                                                                                                 Amount            Value
                                                                                             --------------   --------------
FIXED INCOME SECURITIES
U.S. Government Agency Notes - 58.96%
Federal Farm Credit Bank - 6.22%
 5.700%, 11/03/98 ........................................................................    $ 1,500,000      $ 1,500,905
 5.300%, 02/02/99 ........................................................................      1,500,000        1,497,669
                                                                                                               -----------
                                                                                                                 2,998,574
                                                                                                               -----------
Federal Home Loan Bank - 11.56%
 5.800%, 09/18/98 ........................................................................        600,000          600,065
 5.380%, 09/25/98 ........................................................................      1,000,000          987,148
 5.645%, 10/02/98 ........................................................................      1,000,000        1,000,594
 6.060%, 10/02/98 ........................................................................      1,000,000        1,000,820
 5.330%, 10/21/98 ........................................................................      1,000,000          983,418
 5.240%, 11/30/98 ........................................................................      1,000,000          998,842
                                                                                                               -----------
                                                                                                                 5,570,887
                                                                                                               -----------
Federal Home Loan Mortgage Corp. - 29.93%
 5.410%, 07/07/98 ........................................................................      5,000,000        4,995,492
 5.420%, 07/31/98 ........................................................................      4,500,000        4,479,656
 5.330%, 08/04/98 ........................................................................      2,000,000        1,989,932
 5.260%, 08/06/98 ........................................................................      1,000,000          994,740
 5.370%, 09/30/98 ........................................................................      1,000,000          986,426
 5.360%, 12/31/98 ........................................................................      1,000,000          972,753
                                                                                                               -----------
                                                                                                                14,418,999
                                                                                                               -----------
Federal National Mortgage Association - 11.25%
 5.940%, 08/14/98 ........................................................................      1,000,000        1,000,238
 5.330%, 09/08/98 ........................................................................      1,000,000          989,784
 6.320%, 09/17/98 ........................................................................        500,000          500,527
 5.330%, 12/07/98 ........................................................................      1,000,000          976,459
 5.340%, 12/09/98 ........................................................................      1,000,000          976,119
 5.360%, 12/09/98 ........................................................................      1,000,000          976,029
                                                                                                               -----------
                                                                                                                 5,419,156
                                                                                                               -----------
Total U.S. Government Agency Notes (Cost $28,407,616).....................................                      28,407,616
                                                                                                               -----------
REPURCHASE AGREEMENT - 14.11%
Chase Manhattan Bank, U.S. Treasury Notes, $6,955,000 par, 5.375% coupon, due 06/30/00,
 dated 06/30/98 to be sold on 07/01/98 at $6,801,077......................................      6,800,000        6,800,000
                                                                                                               -----------
Total Repurchase Agreement (Cost $6,800,000)..............................................                       6,800,000
                                                                                                               -----------
BANKERS ACCEPTANCE - 2.12%
Chase Manhattan Bank, 5.460%, 07/20/98 ...................................................      1,026,146        1,023,189
                                                                                                               -----------
Total Bankers Acceptance (Cost $1,023,189)................................................                       1,023,189
                                                                                                               -----------
CERTIFICATES OF DEPOSIT - 3.53%
Imperial Bank, 5.600%, 08/17/98 ..........................................................      1,700,000        1,700,000
                                                                                                               -----------
Total Certificates of Deposit (Cost $1,700,000) ..........................................                       1,700,000
                                                                                                               -----------


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)



                                                                       Principal
                                                                         Amount           Value
                                                                     -------------   ---------------
FIXED INCOME SECURITIES - (continued)
COMMERCIAL PAPER - 22.44%
Dupont (E.I.) De Nemours & Co., 5.430%, 10/29/98 .................    $1,000,000       $   981,900
Ford Motor Credit Corp., 5.370%, 01/15/99 ........................     1,500,000         1,455,698
General Motors Acceptance Corp., 5.490%, 07/31/98 ................     1,500,000         1,493,137
Goldman Sachs & Co., 5.400%, 09/09/98 ............................     1,000,000           989,500
IBM Credit Corp., 5.410%, 09/01/98 ...............................     1,000,000           990,683
Lucent Technologies, Inc., 5.460%, 07/14/98 ......................     1,532,000         1,528,979
Merrill Lynch & Co., Inc., 5.500%, 09/03/98 ......................     1,400,000         1,386,311
Motorola, Inc., 5.500%, 08/20/98 .................................     1,000,000           992,361
Transamerica, 5.500%, 08/28/98 ...................................     1,000,000           991,139
                                                                                       -----------
Total Commercial Paper (Cost $10,809,708).........................                      10,809,708
                                                                                       -----------
TOTAL INVESTMENTS** - 101.16% (Cost $48,740,513)..................                      48,740,513
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (1.16%) .........                        (556,881)
                                                                                       -----------
NET ASSETS - 100.00% .............................................                     $48,183,632
                                                                                       ===========

** At June 30, 1998, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund

                                                                         Principal
                                                                          Amount          Value
                                                                       ------------   -------------
FIXED INCOME SECURITIES - 98.46%
U.S. Government Obligations - 4.56%
U.S. Treasury Notes
 7.250%, 08/15/04 ..................................................    $  500,000     $   543,835
 7.875%, 11/15/04 ..................................................     3,230,000       3,628,129
 11.625%, 11/15/04 .................................................     1,040,000       1,375,088
                                                                                       -----------
Total U.S. Treasury Obligations (Cost $5,503,496) ..................                     5,547,052
                                                                                       -----------
U.S. Government Agency Obligations - 25.58%
Federal Farm Credit Bank - 0.52%
 6.340%, 02/07/02 ..................................................       615,000         628,204
                                                                                       -----------
Federal Home Loan Bank - 2.10%
 6.330%, 09/24/02 ..................................................       750,000         767,452
 6.085%, 12/23/02 ..................................................       500,000         507,560
 5.770%, 02/03/04 ..................................................       840,000         842,327
 7.700%, 09/20/04 ..................................................       400,000         440,468
                                                                                       -----------
                                                                                         2,557,807
                                                                                       -----------
Federal Home Loan Mortgage Corp. - 1.96%
 5.630%, 01/10/03 ..................................................       200,000         199,444
 5.990%, 12/01/03 ..................................................     1,650,000       1,668,876
 6.645%, 03/10/04 ..................................................       500,000         522,390
                                                                                       -----------
                                                                                         2,390,710
                                                                                       -----------
Federal National Mortgage Association - 12.53% .....................
 6.450%, 04/23/01 ..................................................       150,000         152,907
 6.780%, 04/10/02 ..................................................       875,000         907,489
 7.550%, 04/22/02 ..................................................     2,000,000       2,126,920
 6.820%, 04/29/02 ..................................................       500,000         519,725
 6.590%, 05/21/02 ..................................................     1,500,000       1,546,905
 6.230%, 07/18/02 ..................................................       200,000         203,774
 6.220%, 08/12/02 ..................................................       850,000         866,252
 5.950%, 10/16/02 ..................................................     1,735,000       1,750,476
 5.250%, 01/15/03 ..................................................     1,450,000       1,425,306
 5.450%, 10/10/03 ..................................................       160,000         158,040
 7.400%, 07/01/04 ..................................................     3,100,000       3,358,106
 7.875%, 02/24/05 ..................................................     2,005,000       2,238,562
                                                                                       -----------
                                                                                        15,254,462
                                                                                       -----------
FICO Coupon Strip - 0.25%
 0.000%, 04/06/02* .................................................       375,000         303,499
                                                                                       -----------
Guaranteed Export Trust - 1.51%
 6.130%, 06/15/04 ..................................................       352,941         355,447
 6.280%, 06/15/04 ..................................................       388,235         392,655
 6.550%, 06/15/04 ..................................................     1,058,821       1,087,906
                                                                                       -----------
                                                                                         1,836,008
                                                                                       -----------
Resolution Funding Corp. - 6.71%
 0.000%, 04/15/06* .................................................     3,060,000       1,984,165
 0.000%, 07/15/08* .................................................     2,700,000       1,537,272
 0.000%, 10/15/08* .................................................     3,900,000       2,187,393
 0.000%, 04/15/10* .................................................     4,810,000       2,459,834
                                                                                       -----------
                                                                                         8,168,664
                                                                                       -----------
Total U.S. Government Agency Obligations (Cost $29,963,853).........                    31,139,354
                                                                                       -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                           Principal
                                                                            Amount          Value
                                                                         ------------   -------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - 35.67%
Federal Home Loan Mortgage Corp. - 22.26%
 6.000%, 07/15/07 ....................................................    $  100,000     $   100,183
 5.500%, 01/15/14 ....................................................        94,424          94,219
 6.500%, 08/15/14 ....................................................       850,000         851,844
 5.850%, 02/15/18 ....................................................     1,500,000       1,498,899
 5.400%, 07/15/18 ....................................................     1,500,000       1,488,334
 6.400%, 01/15/19 ....................................................     1,000,000       1,007,646
 5.800%, 02/15/19 ....................................................     1,175,000       1,174,653
 6.050%, 05/15/19 ....................................................       700,000         699,649
 6.250%, 05/15/19 ....................................................     1,000,000       1,000,361
 6.000%, 07/15/19 ....................................................     1,500,000       1,497,649
 6.000%, 02/15/20 ....................................................     1,000,000         997,185
 5.500%, 04/15/20 ....................................................     1,100,000       1,093,066
 6.000%, 05/15/20 ....................................................     1,550,000       1,542,792
 6.000%, 10/15/20 ....................................................     1,600,000       1,589,712
 6.000%, 12/15/20 ....................................................     3,000,000       2,962,530
 6.500%, 01/25/21 ....................................................     2,000,000       2,002,264
 5.750%, 05/15/21 ....................................................     1,600,000       1,576,885
 6.350%, 07/15/21 ....................................................     1,000,000       1,002,547
 6.750%, 05/15/23 ....................................................     1,000,000       1,020,966
 5.750%, 09/15/23 ....................................................     2,000,000       1,943,140
 5.750%, 03/15/24 ....................................................     2,000,000       1,943,800
                                                                                         -----------
                                                                                          27,088,324
                                                                                         -----------
Federal National Mortgage Association - 13.41%
 5.950%, 05/25/05 ....................................................     1,243,529       1,242,172
 5.400%, 11/25/05 ....................................................       962,434         956,178
 5.900%, 11/25/05 ....................................................     1,184,534       1,183,072
 6.000%, 04/01/09 ....................................................        15,232          15,147
 5.600%, 10/25/13 ....................................................         1,571           1,565
 5.250%, 11/25/13 ....................................................       412,889         411,279
 5.750%, 02/25/15 ....................................................       827,522         825,800
 5.250%, 09/25/16 ....................................................        36,833          36,519
 6.000%, 11/25/16 ....................................................     1,221,831       1,219,302
 9.000%, 06/25/18 ....................................................       125,553         135,498
 6.600%, 09/25/18 ....................................................       100,000         100,721
 6.250%, 01/25/19 ....................................................     2,500,000       2,496,288
 5.500%, 02/25/19 ....................................................     1,175,000       1,163,637
 6.250%, 07/25/19 ....................................................       600,000         599,218
 5.500%, 07/25/20 ....................................................     1,850,000       1,769,021
 5.500%, 08/25/21 ....................................................       720,000         701,401
 0.000%, 01/25/22* ...................................................       134,861         127,484
 0.000%, 03/25/22* ...................................................        25,965          25,845
 0.000%, 05/25/22* ...................................................         9,730           9,486
 6.000%, 01/17/23 ....................................................     1,350,000       1,303,815
 6.250%, 01/25/23 ....................................................     2,000,000       2,004,131
                                                                                         -----------
                                                                                          16,327,579
                                                                                         -----------
Total Collateralized Mortgage Obligations (Cost $43,010,654) .........                    43,415,903
                                                                                         -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                          Principal
                                                                            Amount          Value
                                                                        -------------   -------------
FIXED INCOME SECURITIES - (continued)
Asset Backed Securities - 1.68%
Capital Equipment Receivables Trust, 6.570%, 03/15/01 ...............    $1,000,000      $ 1,010,288
CMO Trust 43 Y, 8.200%, 05/20/04 ....................................        29,275           29,874
Olympic Automobile Receivables Trust, 6.250%, 11/15/04 ..............     1,000,000        1,004,512
                                                                                         -----------
Total Asset Backed Securities (Cost $2,019,951) .....................                      2,044,674
                                                                                         -----------
Corporate Bonds - 30.97%
Automotive Parts & Equipment - 1.66%
Enron Corp., 6.450%, 11/15/01 .......................................     2,000,000        2,020,000
                                                                                         -----------
Bank & Insurance - 3.31%
BankAmerica Corp., 6.850%, 03/01/03 .................................     1,500,000        1,550,625
Norwest Corp., 5.750%, 02/01/03 .....................................     2,500,000        2,481,250
                                                                                         -----------
                                                                                           4,031,875
                                                                                         -----------
Financial Services - 20.04%
American General Finance Corp., 6.200%, 03/15/03 ....................     2,000,000        2,002,500
Associates Corp. North America, 6.375%, 07/15/02 ....................       400,000          405,000
Associates Corp. North America, 6.375%, 10/15/02 ....................       330,000          334,125
Beneficial Corp., 8.100%, 11/09/99 ..................................       425,000          436,947
Beneficial Corp., 6.850%, 06/17/02 ..................................       325,000          333,937
Commercial Credit Co., 6.000%, 04/15/00 .............................       225,000          225,563
Commercial Credit Co., 6.375%, 09/15/02 .............................       700,000          710,500
Finova Capital Corp., 6.625%, 09/15/01 ..............................       875,000          887,031
Finova Capital Corp., 7.125%, 05/01/02 ..............................     1,025,000        1,059,594
Finova Capital Corp., 6.120%, 05/28/02 ..............................       425,000          426,594
Finova Capital Corp., 6.500%, 07/28/02 ..............................       700,000          709,625
Ford Motor Credit Co., 6.550%, 09/10/02 .............................     2,000,000        2,040,000
Ford Motor Credit Co., 6.625%, 06/30/03 .............................     1,000,000        1,022,500
General Motors Acceptance Corp., 6.700%, 04/30/01 ...................        50,000           50,875
General Motors Acceptance Corp., 5.875%, 01/22/03 ...................     1,200,000        1,182,000
General Motors Acceptance Corp., 7.125%, 05/01/03 ...................       300,000          310,500
General Motors Acceptance Corp., 7.250%, 05/15/03 ...................     1,100,000        1,146,750
Household Finance Corp., 6.750%, 06/01/00 ...........................       650,000          658,938
Household Finance Corp., 6.960%, 09/04/01 ...........................       175,000          180,031
Household Finance Corp., 6.700%, 06/15/02 ...........................       500,000          513,750
Lehman Brothers, Inc., 6.125%, 02/01/01 .............................       800,000          800,000
Merrill Lynch & Co., Inc., 6.000%, 01/15/01 .........................       800,000          802,000
Morgan Stanley Dean Witter Discover & Co., 6.875%, 03/01/07 .........       575,000          598,000
Salomon, Inc., 6.500%, 03/01/00 .....................................     2,000,000        2,020,000
Salomon Smith Barney Holdings, Inc., 5.875%, 02/01/01 ...............     1,250,000        1,245,312
Sears Roebuck Acceptance Corp., 6.730%, 08/29/00 ....................     1,000,000        1,015,000
Sears Roebuck Acceptance Corp., 6.920%, 10/03/02 ....................       225,000          231,469
Transamerica Financial Corp., 7.510%, 04/15/02 ......................       150,000          157,312
Transamerica Financial Corp., 6.375%, 06/10/02 ......................       400,000          404,500
Travelers, Inc., 9.500%, 03/01/02 ...................................       500,000          557,500
Travelers Group, Inc., 7.200%, 02/01/04 .............................     1,155,000        1,211,306
Travelers Property Casualty Corp., 6.750%, 04/15/01 .................       700,000          714,000
                                                                                         -----------
                                                                                          24,393,159
                                                                                         -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                 Amount            Value
                                                                                             -------------   ----------------
FIXED INCOME SECURITIES - (continued)
Industrial - 5.96%
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................    $1,150,000      $   1,196,000
Philip Morris Cos., Inc., 7.250%, 01/15/03 ...............................................       800,000            831,000
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................       645,000            658,706
Raytheon Co., 6.450%, 08/15/02 ...........................................................     2,000,000          2,030,000
TCI Communications, Inc., 6.375%, 05/01/03  ..............................................     2,500,000          2,531,250
                                                                                                              -------------
                                                                                                                  7,246,956
                                                                                                              -------------
Total Corporate Bond (Cost $37,219,052) ..................................................                       37,691,990
                                                                                                              -------------
TOTAL FIXED INCOME SECURITIES - 98.46% (Cost $117,717,006)(1).............................                      119,838,973
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.54% .........................................                        1,871,448
                                                                                                              -------------
NET ASSETS - 100.00% .....................................................................                    $ 121,710,421
                                                                                                              =============
(1)Aggregate cost for federal income tax purposes is $117,717,006 and net unrealized appreciation is as follows:
   Gross unrealized appreciation .........................................................    $2,193,697
   Gross unrealized depreciation .........................................................       (71,730)
                                                                                              ----------
   Net unrealized appreciation ...........................................................    $2,121,967
                                                                                              ==========

* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------
Fixed Income Fund

                                                                       Principal
                                                                        Amount         Value
                                                                      ----------   ------------
FIXED INCOME SECURITIES - 98.49%
U.S. Government Obligations - 15.36%
U.S. Treasury Notes
 6.625%, 04/30/02 .................................................    $ 75,000     $   77,741
 11.875%, 11/15/03 ................................................     910,000      1,173,117
 11.625%, 11/15/04 ................................................     845,000      1,117,259
 6.500%, 08/15/05 .................................................     215,000        226,864
 7.500%, 11/15/16 .................................................     532,000        638,756
 8.875%, 08/15/17 .................................................     130,000        177,113
                                                                                    ----------
Total U.S. Treasury Obligations (Cost $3,260,178) .................                  3,410,850
                                                                                    ----------
U.S. Government Agency Obligations - 9.45%
Federal Home Loan Bank - 2.90%
 7.780%, 10/19/01 .................................................     250,000        265,487
 5.770%, 02/03/04 .................................................     160,000        160,443
 7.520%, 05/24/04 .................................................     200,000        217,580
                                                                                    ----------
                                                                                       643,510
                                                                                    ----------
Federal Home Loan Mortgage Corp. - 1.72%
 7.125%, 11/18/02 .................................................     315,000        332,032
 5.950%, 01/19/06 .................................................      50,000         50,391
                                                                                    ----------
                                                                                       382,423
                                                                                    ----------
Federal National Mortgage Association - 3.23%
 5.250%, 01/15/03 .................................................      40,000         39,319
 7.875%, 02/24/05 .................................................     570,000        636,399
 5.750%, 02/15/08 .................................................      40,000         39,793
                                                                                    ----------
                                                                                       715,511
                                                                                    ----------
Guaranteed Export Trust - 0.19%
 6.130%, 06/15/04 .................................................      42,353         42,654
                                                                                    ----------
Resolution Funding Corp. - 1.41%
 0.000%, 10/15/11* ................................................     260,000        120,835
 0.000%, 04/15/16* ................................................     310,000        109,808
 0.000%, 04/15/17* ................................................     250,000         83,385
                                                                                    ----------
                                                                                       314,028
                                                                                    ----------
Total U.S. Government Agency Obligations (Cost $2,005,163).........                  2,098,126
                                                                                    ----------
Collateralized Mortgage Obligations - 38.33%
Federal Home Loan Mortgage Corp. - 25.85%
 6.000%, 02/15/12 .................................................     500,000        496,040
 6.250%, 11/15/18 .................................................     175,000        175,032
 6.250%, 05/15/19 .................................................     250,000        251,905
 6.400%, 05/15/19 .................................................     150,000        150,672
 6.500%, 10/15/19 .................................................     200,000        201,342
 5.950%, 11/15/19 .................................................     200,000        199,626
 6.500%, 06/25/20 .................................................     100,000        101,198
 6.350%, 07/15/21 .................................................     150,000        150,382
 6.500%, 08/15/21 .................................................      75,000         75,581
 6.000%, 10/15/21 .................................................     600,000        594,454
 5.950%, 02/15/22 .................................................     500,000        494,036
 6.000%, 02/15/22 .................................................     200,000        198,314
 6.650%, 07/15/22 .................................................     150,000        152,422
 6.000%, 02/15/23 .................................................     200,000        198,398

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                                        Principal
                                                                         Amount         Value
                                                                       ----------   ------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 6.750%, 05/15/23 ..................................................    $200,000     $  204,193
 5.750%, 06/15/23 ..................................................     550,000        535,095
 5.750%, 09/15/23 ..................................................     600,000        582,942
 6.000%, 12/15/23 ..................................................     400,000        395,068
 5.750%, 03/15/24 ..................................................     600,000        583,140
                                                                                     ----------
                                                                                      5,739,840
                                                                                     ----------
Federal National Mortgage Association - 12.48%
 7.500%, 07/25/18 ..................................................      14,394         14,630
 6.000%, 09/25/18 ..................................................      40,000         39,882
 6.500%, 03/25/19 ..................................................     150,000        150,793
 6.500%, 04/25/19 ..................................................     150,000        150,755
 3.500%, 05/25/19 ..................................................     125,000        115,399
 6.500%, 09/25/19 ..................................................     150,000        149,711
 6.250%, 01/25/20 ..................................................     220,000        219,728
 6.850%, 10/25/20 ..................................................      40,000         40,378
 6.750%, 11/25/20 ..................................................     200,000        202,552
 6.750%, 05/25/21 ..................................................     200,000        202,845
 6.500%, 10/25/21 ..................................................     200,000        201,332
 0.000%, 03/25/22* .................................................       2,597          2,585
 6.000%, 12/18/22 ..................................................     600,000        578,610
 6.000%, 03/25/23 ..................................................     500,000        494,215
 7.000%, 06/25/23 ..................................................     200,000        205,979
                                                                                     ----------
                                                                                      2,769,394
                                                                                     ----------
Total Collateralized Mortgage Obligations (Cost $8,401,601).........                  8,509,234
                                                                                     ----------
Asset Backed Securities - 0.03%
CMO Trust 39 Y, 8.650%, 03/01/03 ...................................       6,713          6,775
                                                                                     ----------
Total Asset Backed Securities (Cost $6,724).........................                      6,775
                                                                                     ----------
Corporate Bonds - 35.32%
Automotive Parts & Equipment - 2.07%
Enron Corp., 6.625%, 11/15/05 ......................................     450,000        459,000
                                                                                     ----------
Bank & Insurance - 5.85%
BankAmerica Corp., 6.850%, 03/01/03 ................................     250,000        258,437
BankAmerica Corp., 6.625%, 08/01/07 ................................     100,000        102,625
BankAmerica Corp., 6.625%, 10/15/07 ................................     150,000        153,938
KeyCorp, 6.750%, 03/15/06 ..........................................     280,000        288,400
NationsBank Corp., 7.500%, 09/15/06 ................................     175,000        189,656
NationsBank Corp., 6.375%, 02/15/08 ................................     200,000        201,250
Wells Fargo & Co., 7.125%, 08/15/06 ................................     100,000        105,375
                                                                                     ----------
                                                                                      1,299,681
                                                                                     ----------
Financial Services - 19.95%
American General Finance Corp., 6.200%, 03/15/03 ...................     500,000        500,625
Associates Corp. North America, 6.375%, 10/15/02 ...................     120,000        121,500
Beneficial Corp., 9.470%, 03/09/01 .................................      20,000         21,675
Beneficial Corp., 6.750%, 07/20/04 .................................     100,000        102,625
Beneficial Corp., 6.940%, 12/15/06 .................................     100,000        104,500
Commercial Credit Co., 6.375%, 09/15/02 ............................     100,000        101,500

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------
Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                Amount          Value
                                                                                             ------------   -------------
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Commercial Credit Co., 6.625%, 11/15/06 ..................................................    $ 225,000      $   230,906
Finova Captial Corp., 6.625%, 09/15/01 ...................................................      100,000          101,375
Finova Capital Corp., 6.500%, 07/28/02 ...................................................      300,000          304,125
Finova Capital Corp., 6.900%, 06/19/04 ...................................................      100,000          103,625
Ford Motor Credit Co., 6.550%, 09/10/02 ..................................................      100,000          102,000
Ford Motor Credit Co., 7.200%, 06/15/07 ..................................................      150,000          160,125
General Motors Acceptance Corp., 6.500%, 12/05/05 ........................................       50,000           50,750
General Motors Acceptance Corp., 6.125%, 01/22/08 ........................................      350,000          344,750
Household Finance Corp., 6.700%, 06/15/02 ................................................       75,000           77,063
Household Finance Corp., 7.650%, 05/15/07 ................................................      100,000          107,875
Lehman Brothers, Inc., 7.625%, 06/01/06 ..................................................       80,000           86,300
Merrill Lynch & Co., Inc., 6.560%, 12/16/07 ..............................................      150,000          152,812
Morgan Stanley Deane Witter Discover & Co., 6.875%, 03/01/07 .............................      125,000          130,000
Salomon Smith Barney Holdings, Inc., 7.000%, 03/15/04 ....................................      150,000          156,188
Salomon Smith Barney Holdings, Inc., 7.375%, 05/15/07 ....................................      100,000          107,125
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06 .........................................      100,000           99,000
Sears Roebuck Acceptance Corp., 6.700%, 11/15/06 .........................................      400,000          410,500
Transamerica Financial Corp., 7.500%, 09/14/01 ...........................................       75,000           77,966
Transamerica Financial Corp., 7.510%, 04/15/02 ...........................................       75,000           78,656
Travelers, Inc., 9.500%, 03/01/02 ........................................................       75,000           83,625
Travelers Group, Inc., 7.200%, 02/01/04 ..................................................      100,000          104,875
U.S. Bancorp, 6.500%, 02/01/08 ...........................................................      400,000          407,000
                                                                                                             -----------
                                                                                                               4,429,066
                                                                                                             -----------
Industrial - 7.45%
Northwest Pipeline Corp., 6.625%, 12/01/07 ...............................................      700,000          712,250
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................      175,000          182,000
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................       50,000           51,063
Raytheon Co., 6.300%, 03/15/05 ...........................................................      550,000          553,437
Sears Roebuck & Co., 6.250%, 01/15/04 ....................................................       50,000           50,625
TCI Communications, Inc., 6.875%, 02/15/06 ...............................................      100,000          103,500
                                                                                                             -----------
                                                                                                               1,652,875
                                                                                                             -----------
Total Corporate Bonds (Cost $7,690,085)...................................................                     7,840,622
                                                                                                             -----------
TOTAL FIXED INCOME SECURITIES - 98.49% (Cost $21,363,751)(1)..............................                    21,865,607
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.51% .........................................                       336,086
                                                                                                             -----------
NET ASSETS - 100.00% .....................................................................                   $22,201,693
                                                                                                             ===========
(1)Aggregate cost for federal income tax purposes is $21,363,751 and net unrealized appreciation is as follows:
   Gross unrealized appreciation .........................................................    $ 523,766
   Gross unrealized depreciation .........................................................      (21,910)
                                                                                              ---------
  Net unrealized appreciation ............................................................    $ 501,856
                                                                                              =========

* Zero coupon bond.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Balanced Fund



                                             Shares        Value
                                            --------   ------------
COMMON STOCKS - 60.18%
Business Equipment & Service - 0.76%
Automatic Data Processing, Inc. .........     6,700     $  488,262
Cognizant Corp. .........................     3,450        217,350
                                                        ----------
                                                           705,612
                                                        ----------
Capital Goods - 5.29%
Cooper Industries, Inc. .................     4,700        258,206
Emerson Electric Co. ....................     9,000        542,813
General Electric Co. ....................    21,900      1,992,900
Honeywell, Inc. .........................     6,500        543,156
Illinois Tool Works, Inc. ...............     1,800        120,037
Ingersoll-Rand Co. ......................     3,750        165,234
PPG Industries, Inc. ....................     7,800        542,588
Tyco International, Ltd. ................    12,200        768,600
                                                        ----------
                                                         4,933,534
                                                        ----------
Consumer Durables - 1.22%
Ford Motor Co. ..........................    10,600        625,400
General Motors Corp. ....................     7,600        507,775
                                                        ----------
                                                         1,133,175
                                                        ----------
Consumer Non-Durables - 4.77%
Anheuser-Busch Cos., Inc. ...............     4,500        212,344
Bestfoods ...............................     8,500        493,531
Eastman Kodak Co. .......................     5,000        365,312
General Mills, Inc. .....................     3,550        242,731
PepsiCo, Inc. ...........................    19,300        794,919
Philip Morris Cos., Inc. ................    32,400      1,275,750
Procter & Gamble Co. ....................     6,000        546,375
Sara Lee Corp. ..........................     9,200        514,625
                                                        ----------
                                                         4,445,587
                                                        ----------
Consumer Services - 1.47%
Disney (Walt) Co. .......................     4,600        483,288
Hilton Hotels Corp. .....................     4,900        139,650
Knight-Ridder, Inc. .....................     4,400        242,275
Time Warner, Inc. .......................     5,950        508,353
                                                        ----------
                                                         1,373,566
                                                        ----------
Energy - 6.17%
Amerada Hess Corp. ......................     2,300        124,919
Amoco Corp. .............................    14,300        595,237
Atlantic Richfield Co. ..................     1,100         85,938
Baker Hughes, Inc. ......................    10,100        349,081
British Petroleum Co. PLC ...............     6,800        600,100
Burlington Resources, Inc. ..............     4,150        178,709
Chevron Corp. ...........................     7,100        589,744
Exxon Corp. .............................    14,000        998,375
Mobil Corp. .............................     8,600        658,975
Royal Dutch Petroleum Co. ADR ...........     8,500        465,906
Schlumberger, Ltd. ......................     5,400        368,888
Texaco, Inc. ............................    10,000        596,875
Unocal Corp. ............................     3,800        135,850
                                                        ----------
                                                         5,748,597
                                                        ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Balanced Fund (continued)


                                                   Shares        Value
                                                  --------   ------------
COMMON STOCKS - (continued)
Financial Services - 10.43%
American International Group, Inc. ............     4,237     $  618,602
Associates First Capital Corp. Cl. A ..........     4,253        326,949
BankAmerica Corp. .............................    13,200      1,140,975
Bankers Trust Corp. ...........................     4,500        522,281
Chase Manhattan Corp. .........................    24,264      1,831,932
Chubb Corp. ...................................     7,800        626,925
Citicorp ......................................     7,600      1,134,300
Federal National Mortgage Association .........    31,800      1,931,850
General Re Corp. ..............................     2,400        608,400
Morgan (J.P.) & Co., Inc. .....................     2,900        339,663
U.S. Bancorp ..................................    14,750        634,250
                                                              ----------
                                                               9,716,127
                                                              ----------
Health Care - 7.70%
Alza Corp. Cl. A* .............................     5,600        242,200
Bausch & Lomb, Inc. ...........................       450         22,556
Baxter International, Inc. ....................    11,500        618,844
Bristol-Myers Squibb Co. ......................     8,500        976,969
Columbia/HCA Healthcare Corp. .................     7,825        227,903
Crescendo Pharmaceuticals Corp.* ..............       180          2,284
Johnson & Johnson .............................    10,000        737,500
Lilly (Eli) & Co. .............................     8,500        561,531
Merck & Co., Inc. .............................     9,500      1,270,625
Schering-Plough Corp. .........................    12,600      1,154,475
St. Jude Medical, Inc.* .......................     2,830        104,179
United Healthcare Corp. .......................     5,950        377,825
Warner-Lambert Co. ............................    12,700        881,063
                                                              ----------
                                                               7,177,954
                                                              ----------
Multi-Industry - 0.46%
Minnesota Mining & Mfg. Co. ...................     5,200        427,375
                                                              ----------
Raw Materials - 2.18%
Aluminum Co. of America .......................     5,350        352,766
Dow Chemical Co. ..............................     4,200        406,087
Dupont (E.I.) De Nemours & Co. ................     8,600        641,775
Monsanto Co. ..................................    10,700        597,863
Solutia, Inc. .................................     1,200         34,425
                                                              ----------
                                                               2,032,916
                                                              ----------
Retail - 3.45%
Abercrombie & Fitch Co. Cl. A* ................     4,322        190,168
Albertson's, Inc. .............................    11,550        598,434
Costco Cos., Inc.* ............................     4,500        283,781
Dillard Dept. Stores, Inc. Cl. A ..............     3,450        142,959
May Department Stores Co. .....................     8,450        553,475
Penney (J.C.), Inc. ...........................     5,600        404,950
Walgreen Co. ..................................    10,000        413,125
Wal-Mart Stores, Inc. .........................    10,300        625,725
                                                              ----------
                                                               3,212,617
                                                              ----------
Shelter - 0.75%
Georgia-Pacific Group .........................     4,600        271,113
Georgia-Pacific Timber Group ..................     3,600         82,800
Kimberly-Clark Corp. ..........................     7,500        344,063
                                                              ----------
                                                                 697,976
                                                              ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                    Shares        Value
                                                   --------   -------------
COMMON STOCKS - (continued)
Technology - 8.37%
AMP, Inc. ......................................    15,050     $   517,344
Boeing Co. .....................................     5,700         254,006
Compaq Computer Corp. ..........................    66,034       1,873,715
Hewlett-Packard Co. ............................    10,000         598,750
Imation Corp.* .................................         1              17
Intel Corp. ....................................    25,600       1,897,600
International Business Machines Corp. ..........     7,000         803,687
Lucent Technologies, Inc. ......................    10,764         895,430
Motorola, Inc. .................................    11,850         622,866
Raytheon Co. Cl. A .............................       357          20,572
Seagate Technology, Inc.* ......................    13,500         321,469
                                                               -----------
                                                                 7,805,456
                                                               -----------
Transportation - 0.94%
AMR Corp.* .....................................     7,000         582,750
CSX Corp. ......................................     6,500         295,750
                                                               -----------
                                                                   878,500
                                                               -----------
Utilities - 6.22%
AirTouch Communications, Inc.* .................    14,200         829,813
AT & T Corp. ...................................     9,750         556,969
Edison International ...........................    14,500         428,656
El Paso Natural Gas Co. ........................     4,600         175,950
GTE Corp. ......................................    17,800         990,125
MCI Communications Corp. .......................    10,700         621,938
PECO Energy Co. ................................    10,500         306,469
PG&E Corp. .....................................    12,863         405,988
SBC Communications, Inc. .......................    28,834       1,153,360
Unicom Corp. ...................................     9,400         329,587
                                                               -----------
                                                                 5,798,855
                                                               -----------
TOTAL COMMON STOCKS (Cost $40,867,411) .........                56,087,847
                                                               -----------


                                                         Principal
                                                          Amount         Value
                                                        ----------   -----------
FIXED INCOME SECURITIES - 38.29%
U.S. Government Obligations - 1.75%
U.S. Treasury Notes
 11.625%, 11/15/04 ..................................    $935,000      1,236,257
 6.500%, 08/15/05 ...................................     375,000        395,692
                                                                     -----------
Total U.S. Treasury Obligations (Cost $1,596,362) ...                  1,631,949
                                                                     -----------
U.S. Government Agency Obligations - 9.45%
Federal Farm Credit Bank - 0.89%
 6.350%, 10/30/03 ...................................     500,000        514,245
 6.600%, 02/06/04 ...................................     300,000        312,615
                                                                     -----------
                                                                         826,860
                                                                     -----------
Federal Home Loan Bank - 1.52%
 7.520%, 05/24/04 ...................................     300,000        326,370
 6.905%, 06/03/04 ...................................     350,000        370,206
 7.360%, 07/01/04 ...................................     665,000        719,031
                                                                     -----------
                                                                       1,415,607
                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Balanced Fund (continued)


                                                                         Principal
                                                                          Amount          Value
                                                                       ------------   ------------
FIXED INCOME SECURITIES - (continued)
Federal Home Loan Mortgage Corp. - 1.66%
 5.990%, 12/01/03 ..................................................    $  150,000     $  151,716
 6.645%, 03/10/04 ..................................................       780,000        814,928
 8.000%, 01/26/05 ..................................................       260,000        292,069
 6.400%, 12/13/06 ..................................................       275,000        285,329
                                                                                       ----------
                                                                                        1,544,042
                                                                                       ----------
Federal National Mortgage Association - 4.67%
 5.730%, 01/06/03 ..................................................       200,000        200,232
 5.450%, 10/10/03 ..................................................     1,060,000      1,047,015
 7.400%, 07/01/04 ..................................................        50,000         54,163
 7.875%, 02/24/05 ..................................................     2,735,000      3,053,600
                                                                                       ----------
                                                                                        4,355,010
                                                                                       ----------
Resolution Funding Corp. - 0.32%
 0.000%, 07/15/12** ................................................       510,000        226,374
 0.000%, 04/15/14** ................................................       150,000         59,892
 0.000%, 10/15/15** ................................................        45,000         16,439
                                                                                       ----------
                                                                                          302,705
                                                                                       ----------
Student Loan Marketing Association - 0.39%
 6.350%, 03/17/03 ..................................................       350,000        359,243
                                                                                       ----------
Total U.S. Government Agency Obligations (Cost $8,601,580) .........                    8,803,467
                                                                                       ----------
Collateralized Mortgage Obligations - 14.96%
Federal Home Loan Mortgage Corp. - 10.69%
 6.000%, 09/15/07 ..................................................       500,000        493,835
 6.000%, 02/15/12 ..................................................       750,000        744,060
 6.300%, 10/15/18 ..................................................       100,000        100,105
 6.250%, 05/15/19 ..................................................       100,000        100,036
 6.500%, 10/15/19 ..................................................       200,000        201,342
 5.950%, 11/15/19 ..................................................       100,000         99,813
 7.000%, 02/15/21 ..................................................       100,000        102,886
 5.750%, 04/15/21 ..................................................        50,000         49,292
 6.500%, 08/15/21 ..................................................       240,000        241,858
 6.500%, 09/15/21 ..................................................       550,000        558,893
 6.000%, 10/15/21 ..................................................       800,000        792,605
 5.950%, 11/15/21 ..................................................       300,000        294,320
 6.500%, 11/15/21 ..................................................       600,000        607,378
 5.950%, 02/15/22 ..................................................       700,000        691,651
 6.000%, 02/15/22 ..................................................       100,000         99,157
 6.000%, 05/15/22 ..................................................       450,000        438,461
 6.650%, 07/15/22 ..................................................       100,000        101,615
 6.250%, 11/15/22 ..................................................       150,000        150,437
 6.500%, 11/15/22 ..................................................       100,000        100,738
 7.000%, 01/15/23 ..................................................       200,000        206,211
 6.000%, 02/15/23 ..................................................       193,000        191,454
 6.500%, 02/15/23 ..................................................       400,000        406,939
 6.750%, 05/15/23 ..................................................       150,000        153,145
 5.750%, 06/15/23 ..................................................       800,000        778,320
 5.750%, 09/15/23 ..................................................       800,000        777,256
 6.000%, 12/15/23 ..................................................       800,000        799,736
 5.750%, 04/15/28 ..................................................       700,000        680,330
                                                                                       ----------
                                                                                        9,961,873
                                                                                       ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                                          Principal
                                                                           Amount         Value
                                                                         ----------   -------------
FIXED INCOME SECURITIES - (continued)
Federal National Mortgage Association - 4.27%
 6.000%, 11/25/16 ....................................................    $ 46,994     $    46,896
 6.000%, 09/25/18 ....................................................      50,000          49,852
 6.250%, 01/25/20 ....................................................     100,000          99,876
 6.850%, 10/25/20 ....................................................      50,000          50,473
 6.750%, 11/25/20 ....................................................     100,000         101,546
 6.750%, 05/25/21 ....................................................     100,000         101,423
 6.500%, 10/25/21 ....................................................     600,000         603,997
 6.500%, 11/25/21 ....................................................     100,000         100,665
 6.000%, 02/25/22 ....................................................     500,000         494,508
 6.500%, 04/25/22 ....................................................     779,000         784,327
 6.500%, 07/18/22 ....................................................     500,000         507,210
 6.000%, 07/25/22 ....................................................      50,000          49,305
 6.500%, 07/25/22 ....................................................     350,000         352,331
 6.800%, 09/25/22 ....................................................     300,000         305,593
 6.500%, 11/25/22 ....................................................     200,000         204,949
 7.000%, 06/25/23 ....................................................     125,000         128,737
                                                                                       -----------
                                                                                         3,981,688
                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $13,646,838) .........                  13,943,561
                                                                                       -----------
Corporate Bonds - 12.13%
Automotive Parts & Equipment - 0.82%
Enron Corp., 6.625%, 11/15/05 ........................................     750,000         765,000
                                                                                       -----------
Bank & Insurance - 2.35%
BankAmerica Corp., 6.625%, 10/15/07 ..................................     250,000         256,563
Chase Manhattan Corp., 7.125%, 02/01/07 ..............................     200,000         210,250
KeyCorp, 6.750%, 03/15/06 ............................................     245,000         252,350
NationsBank Corp., 7.500%, 09/15/06 ..................................     275,000         298,031
NationsBank Corp., 6.375%, 02/15/08 ..................................     400,000         402,500
U.S. Bancorp, 6.500%, 02/01/08 .......................................     650,000         661,375
Wells Fargo & Co., 7.125%, 08/15/06 ..................................     100,000         105,375
                                                                                       -----------
                                                                                         2,186,444
                                                                                       -----------
Financial Services - 6.92%
American General Finance Corp., 7.450%, 07/01/02 .....................     175,000         183,531
American General Finance Corp., 6.200%, 03/15/03 .....................     600,000         600,750
Associates Corp. North America, 6.375%, 10/15/02 .....................      50,000          50,625
Associates Corp. North America, 7.625%, 04/27/05 .....................     125,000         135,313
Beneficial Corp., 10.100%, 11/27/00 ..................................     150,000         163,500
Beneficial Corp., 9.470%, 03/09/01 ...................................      30,000          32,512
Beneficial Corp., 6.750%, 07/20/04 ...................................      25,000          25,656
Beneficial Corp., 6.960%, 02/13/06 ...................................     150,000         156,375
Beneficial Corp., 6.940%, 12/15/06 ...................................     100,000         104,500
Commercial Credit Co., 6.000%, 04/15/00 ..............................      25,000          25,063
Commercial Credit Co., 6.375%, 09/15/02 ..............................      50,000          50,750
Commercial Credit Co., 6.625%, 11/15/06 ..............................     275,000         282,219
Finova Capital Corp., 6.625%, 09/15/01 ...............................      50,000          50,688
Finova Capital Corp., 6.120%, 05/28/02 ...............................     200,000         200,750
Finova Capital Corp., 6.500%, 07/28/02 ...............................     460,000         466,325
Finova Capital Corp., 6.900%, 06/19/04 ...............................     125,000         129,531
Ford Motor Credit Co., 6.550%, 09/10/02 ..............................     300,000         306,000
Ford Motor Credit Co., 6.550%, 07/07/03 ..............................     125,000         127,344

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------
Balanced Fund (continued)

                                                                                                Principal
                                                                                                 Amount            Value
                                                                                                 ------            -----
FIXED INCOME SECURITIES - (continued)
Corporate Bonds - (continued)
Ford Motor Credit Co., 7.200%, 06/15/07 ..................................................    $   125,000      $   133,437
General Motors Acceptance Corp., 6.600%, 11/22/04 ........................................        175,000          178,062
General Motors Acceptance Corp., 6.125%, 01/22/08 ........................................        500,000          492,500
Household Finance Corp., 6.700%, 06/15/02 ................................................         50,000           51,375
Household Finance Corp., 7.250%, 07/15/03 ................................................        125,000          130,469
Household Finance Corp., 7.650%, 05/15/07 ................................................        200,000          215,750
Lehman Brothers, Inc., 6.125%, 02/01/01 ..................................................         25,000           25,000
Lehman Brothers, Inc., 7.625%, 06/01/06 ..................................................         40,000           43,150
Merrill Lynch & Co., Inc., 6.000%, 01/15/01 ..............................................         25,000           25,063
Merrill Lynch & Co., Inc., 6.560%, 12/16/07 ..............................................        250,000          254,688
Morgan Stanley Deane Witter Discover & Co., 6.875%, 03/01/07 .............................        125,000          130,000
Salomon Smith Barney Holdings, Inc. 5.875%, 02/01/01 .....................................         25,000           24,906
Salomon Smith Barney Holdings, Inc., 6.500%, 10/15/02 ....................................        125,000          127,031
Salomon Smith Barney Holdings, Inc., 7.000%, 03/15/04 ....................................        275,000          286,344
Sears Roebuck Acceptance Corp., 6.900%, 08/01/03 .........................................        125,000          128,750
Sears Roebuck Acceptance Corp., 6.125%, 01/15/06 .........................................         50,000           49,500
Transamerica Corp., 6.750%, 11/15/06 .....................................................        200,000          206,250
Transamerica Financial Corp., 7.510%, 04/15/02 ...........................................         30,000           31,462
Travelers, Inc., 9.500%, 03/01/02 ........................................................         25,000           27,875
Travelers Group, Inc., 7.000%, 06/15/03 ..................................................        325,000          334,344
Travelers Group, Inc., 7.200%, 02/01/04 ..................................................        100,000          104,875
Travelers Group, Inc., 6.625%, 09/15/05 ..................................................        150,000          154,688
Travelers Property Casualty Corp., 6.750%, 11/15/06 ......................................        200,000          206,500
                                                                                                               -----------
                                                                                                                 6,453,451
                                                                                                               -----------
Industrial - 2.04%
Northwest Pipeline Corp., 6.625%, 12/01/07 ...............................................        100,000          101,750
Philip Morris Cos., Inc., 7.500%, 01/15/02 ...............................................         50,000           52,000
Philip Morris Cos., Inc., 8.250%, 10/15/03 ...............................................         75,000           81,281
Philip Morris Cos., Inc., 6.800%, 12/01/03 ...............................................         30,000           30,638
Philip Morris Cos., Inc., 6.375%, 02/01/06 ...............................................         25,000           24,687
Raytheon Co., 6.300%, 03/15/05 ...........................................................        750,000          754,687
TCI Communications, Inc., 6.875%, 02/15/06 ...............................................        825,000          853,875
                                                                                                               -----------
                                                                                                                 1,898,918
                                                                                                               -----------
Total Corporate Bonds (Cost $11,035,351) .................................................                      11,303,813
                                                                                                               -----------
TOTAL FIXED INCOME SECURITIES (Cost $34,880,131) .........................................                      35,682,790
                                                                                                               -----------
TOTAL INVESTMENTS - 98.47% (Cost $75,747,542)(1) .........................................                      91,770,637
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.53% .........................................                       1,430,317
                                                                                                               -----------
NET ASSETS - 100.00% .....................................................................                     $93,200,954
                                                                                                               ===========
(1)Aggregate cost for federal income tax purposes is $75,747,542 and net unrealized appreciation is as follows:
   Gross unrealized appreciation .........................................................    $16,312,463
   Gross unrealized depreciation .........................................................       (289,368)
                                                                                              -----------
  Net unrealized appreciation ............................................................    $16,023,095
                                                                                              ===========
 * Non-dividend paying stock.
** Zero coupon bond.


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Equity Investment Fund

                                                Shares        Value
                                               --------   -------------
COMMON STOCKS - 98.66%
Business Equipment & Service - 1.59%
Automatic Data Processing, Inc. ............    16,800     $ 1,224,300
Cognizant Corp. ............................    13,000         819,000
                                                           -----------
                                                             2,043,300
                                                           -----------
Capital Goods - 9.11%
Cooper Industries, Inc. ....................    12,500         686,719
Emerson Electric Co. .......................    21,000       1,266,562
General Electric Co. .......................    50,500       4,595,500
Honeywell, Inc. ............................    17,760       1,484,070
Illinois Tool Works, Inc. ..................     1,000          66,688
Ingersoll-Rand Co. .........................     5,250         231,328
PPG Industries, Inc. .......................    19,500       1,356,469
Tyco International, Ltd. ...................    32,060       2,019,780
                                                           -----------
                                                            11,707,116
                                                           -----------
Consumer Durables - 1.76%
Ford Motor Co. .............................    22,000       1,298,000
General Motors Corp. .......................    14,500         968,781
                                                           -----------
                                                             2,266,781
                                                           -----------
Consumer Non-Durables - 7.88%
Anheuser-Busch Cos., Inc. ..................    14,000         660,625
Bestfoods ..................................    21,000       1,219,312
Corn Products International, Inc.* .........     2,425          82,147
Eastman Kodak Co. ..........................    14,250       1,041,141
General Mills, Inc. ........................     5,000         341,875
PepsiCo, Inc. ..............................    47,000       1,935,813
Philip Morris Cos., Inc. ...................    70,575       2,778,891
Procter & Gamble Co. .......................    10,400         947,050
Sara Lee Corp. .............................    20,000       1,118,750
                                                           -----------
                                                            10,125,604
                                                           -----------
Consumer Services - 2.11%
Disney (Walt) Co. ..........................     7,500         787,969
Hilton Hotels Corp. ........................    14,000         399,000
Knight-Ridder, Inc. ........................    10,500         578,156
Time Warner, Inc. ..........................    11,000         939,812
                                                           -----------
                                                             2,704,937
                                                           -----------
Energy - 9.66%
Amerada Hess Corp. .........................     3,200         173,800
Amoco Corp. ................................    33,000       1,373,625
Atlantic Richfield Co. .....................       400          31,250
Baker Hughes, Inc. .........................    27,000         933,188
British Petroleum Co. PLC ..................    12,502       1,103,302
Burlington Resources, Inc. .................     6,800         292,825
Chevron Corp. ..............................    15,320       1,272,517
Exxon Corp. ................................    26,000       1,854,125
Mobil Corp. ................................    18,700       1,432,888
Royal Dutch Petroleum Co. ADR ..............    17,000         931,812
Schlumberger, Ltd. .........................    11,800         806,087
Texaco, Inc. ...............................    28,500       1,701,094
Unocal Corp. ...............................    11,500         411,125
Valero Energy Corp. ........................     3,000          99,750
                                                           -----------
                                                            12,417,388
                                                           -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - (continued)
Financial Services - 17.27%
American International Group, Inc. ............    11,250     $ 1,642,500
Associates First Capital Corp. Cl. A ..........     5,503         423,043
BankAmerica Corp. .............................    32,824       2,837,225
Bankers Trust Corp. ...........................     8,300         963,319
Chase Manhattan Corp. .........................    56,654       4,277,377
Chubb Corp. ...................................    16,380       1,316,542
Citicorp ......................................    18,000       2,686,500
Federal National Mortgage Association .........    69,000       4,191,750
General Re Corp. ..............................     5,800       1,470,300
Morgan (J.P.) & Co., Inc. .....................     8,150         954,569
U.S. Bancorp ..................................    33,000       1,419,000
                                                              -----------
                                                               22,182,125
                                                              -----------
Health Care - 12.75%
Alza Corp. Cl. A* .............................    12,500         540,625
Bausch & Lomb, Inc. ...........................       400          20,050
Baxter International, Inc. ....................    33,500       1,802,719
Bristol-Myers Squibb Co. ......................    18,300       2,103,356
Columbia/HCA Healthcare Corp. .................    19,050         554,831
Crescendo Pharmaceuticals Corp.* ..............       465           5,900
Johnson & Johnson .............................    17,500       1,290,625
Lilly (Eli) & Co. .............................    27,020       1,785,009
Merck & Co., Inc. .............................    20,760       2,776,650
Schering-Plough Corp. .........................    26,600       2,437,225
St. Jude Medical, Inc.* .......................     6,459         237,772
United Healthcare Corp. .......................    15,000         952,500
Warner-Lambert Co. ............................    27,200       1,887,000
                                                              -----------
                                                               16,394,262
                                                              -----------
Multi-Industry - 0.67%
Minnesota Mining & Mfg. Co. ...................    10,530         865,434
                                                              -----------
Raw Materials - 3.83%
Aluminum Co. of America .......................    14,540         958,731
Dow Chemical Co. ..............................     8,070         780,268
Dupont (E.I.) De Nemours & Co. ................    24,500       1,828,312
Monsanto Co. ..................................    22,500       1,257,188
Solutia, Inc. .................................     3,480          99,832
                                                              -----------
                                                                4,924,331
                                                              -----------
Retail - 6.03%
Abercrombie & Fitch Co. Cl. A* ................    11,207         493,108
Albertson's, Inc. .............................    25,500       1,321,219
Costco Cos., Inc.* ............................    12,000         756,750
Dillard Dept. Stores, Inc. Cl. A ..............     8,000         331,500
May Department Stores Co. .....................    19,000       1,244,500
Penney (J.C.), Inc. ...........................    16,750       1,211,234
Tricon Global Restaurants, Inc.* ..............     2,850          90,309
Walgreen Co. ..................................    20,500         846,906
Wal-Mart Stores, Inc. .........................    24,050       1,461,037
                                                              -----------
                                                                7,756,563
                                                              -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1998
--------------------------------------------------------------------------------

Equity Investment Fund (continued)


                                                                                                 Shares            Value
                                                                                             --------------   ---------------
COMMON STOCKS - (continued)
Shelter - 1.07%
Georgia-Pacific Group ....................................................................          9,400      $    554,013
Georgia-Pacific Timber Group .............................................................          8,000           184,000
Kimberly-Clark Corp. .....................................................................         14,020           643,167
                                                                                                               ------------
                                                                                                                  1,381,180
                                                                                                               ------------
Technology - 13.59%
AMP, Inc. ................................................................................         30,000         1,031,250
Boeing Co. ...............................................................................         13,000           579,313
Compaq Computer Corp. ....................................................................        149,024         4,228,556
Hewlett-Packard Co. ......................................................................         28,000         1,676,500
Intel Corp. ..............................................................................         57,000         4,225,125
International Business Machines Corp. ....................................................         16,500         1,894,406
Lucent Technologies, Inc. ................................................................         22,906         1,905,493
Motorola, Inc. ...........................................................................         23,000         1,208,937
Raytheon Co. Cl. A .......................................................................            816            47,022
Seagate Technology, Inc.* ................................................................         28,000           666,750
                                                                                                               ------------
                                                                                                                 17,463,352
                                                                                                               ------------
Transportation - 1.79%
AMR Corp.* ...............................................................................         17,000         1,415,250
CSX Corp. ................................................................................         19,500           887,250
                                                                                                               ------------
                                                                                                                  2,302,500
                                                                                                               ------------
Utilities - 9.55%
AirTouch Communications, Inc.* ...........................................................         26,000         1,519,375
AT & T Corp. .............................................................................         25,430         1,452,689
Edison International .....................................................................         23,000           679,938
El Paso Natural Gas Co. ..................................................................         16,000           612,000
GTE Corp. ................................................................................         38,000         2,113,750
MCI Communications Corp. .................................................................         15,000           871,875
PECO Energy Co. ..........................................................................         35,500         1,036,156
PG&E Corp. ...............................................................................         30,570           964,866
SBC Communications, Inc. .................................................................         55,096         2,203,840
Unicom Corp. .............................................................................         23,500           823,969
                                                                                                               ------------
                                                                                                                 12,278,458
                                                                                                               ------------
TOTAL COMMON STOCKS - 98.66% (Cost $90,141,841)(1)........................................                      126,813,331
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.34% .........................................                        1,727,692
                                                                                                               ------------
NET ASSETS - 100.00% .....................................................................                     $128,541,023
                                                                                                               ============
(1)Aggregate cost for federal income tax purposes is $90,141,841 and net unrealized appreciation is as follows:
   Gross unrealized appreciation .........................................................    $37,368,716
   Gross unrealized depreciation .........................................................       (697,226)
                                                                                              -----------
   Net unrealized appreciation ...........................................................    $36,671,490
                                                                                              ===========
* Non-dividend paying stock.

See accompanying notes to financial statements.

Statements of Assets and Liabilities                    June 30, 1998
--------------------------------------------------------------------------------

                                                                              McM
                                                             McM          Intermediate
                                                          Principal          Fixed
                                                        Preservation         Income
                                                            Fund              Fund
                                                       --------------  -----------------
Assets:
 Investments in securities at value (cost
  $48,740,513, $117,717,006, $21,363,751,
  $75,747,542 and $90,141,841, respectively).........   $48,740,513      $ 119,838,973
 Cash-interest bearing accounts .....................             0            309,310
 Dividends and interest receivable ..................       126,333          1,383,762
 Receivable for fund shares sold ....................             0            238,873
 Deferred organization cost (Note A) ................         4,535              4,535
 Other assets .......................................         1,436              3,346
                                                        -----------      -------------
  Total assets ......................................    48,872,817        121,778,799
                                                        -----------      -------------
Liabilities:
 Cash overdraft .....................................        25,191                  0
 Payable for securities purchased ...................             0                  0
 Fund shares redeemed ...............................       640,839                  0
 Distributions payable ..............................         5,194                  0
 Accrued expenses ...................................        12,837             22,518
 Payable to advisor, net ............................         5,124             45,860
                                                        -----------      -------------
  Total liabilities .................................       689,185             68,378
                                                        -----------      -------------
Net Assets:
 Applicable to 48,185,486, 11,554,782, 2,039,637,
    5,142,463 and 5,083,201 shares outstanding,
    respectively ....................................   $48,183,632      $ 121,710,421
                                                        ===========      =============
Net Assets Consist of:
 Capital paid-in ....................................   $48,185,486      $ 118,728,566
 Accumulated undistributed net investment income                 0            402,481
 Accumulated net realized gain (loss) on
  investments .......................................        (1,854)           457,407
 Net unrealized appreciation/depreciation on
  investments .......................................             0          2,121,967
                                                        -----------      -------------
                                                        $48,183,632      $ 121,710,421
                                                        ===========      =============
Net asset value and redemption price per share ......   $      1.00      $       10.53
                                                        ===========      =============

                                                              McM                                 McM
                                                             Fixed              McM              Equity
                                                            Income           Balanced          Investment
                                                             Fund              Fund               Fund
                                                       ----------------  ----------------  -----------------
Assets:
 Investments in securities at value (cost
  $48,740,513, $117,717,006, $21,363,751,
  $75,747,542 and $90,141,841, respectively).........    $ 21,865,607      $ 91,770,637      $ 126,813,331
 Cash-interest bearing accounts .....................         102,203           543,120          1,382,896
 Dividends and interest receivable ..................         246,606           550,826            188,950
 Receivable for fund shares sold ....................               0           375,000            337,839
 Deferred organization cost (Note A) ................           4,535             4,535              4,535
 Other assets .......................................             304             2,499              2,358
                                                         ------------      ------------      -------------
  Total assets ......................................      22,219,255        93,246,617        128,729,909
                                                         ------------      ------------      -------------
Liabilities:
 Cash overdraft .....................................               0                 0                  0
 Payable for securities purchased ...................               0                 0             88,518
 Fund shares redeemed ...............................               0                 0              7,000
 Distributions payable ..............................               0                 0                  0
 Accrued expenses ...................................          11,310            14,094             18,809
 Payable to advisor, net ............................           6,252            31,569             74,559
                                                         ------------      ------------      -------------
  Total liabilities .................................          17,562            45,663            188,886
                                                         ------------      ------------      -------------
Net Assets:
 Applicable to 48,185,486, 11,554,782, 2,039,637,
    5,142,463 and 5,083,201 shares outstanding,
    respectively ....................................    $ 22,201,693      $ 93,200,954      $ 128,541,023
                                                         ============      ============      =============
Net Assets Consist of:
 Capital paid-in ....................................    $ 21,603,363      $ 76,721,058      $  91,430,915
 Accumulated undistributed net investment income              72,059           128,535             18,262
 Accumulated net realized gain (loss) on
  investments .......................................          24,415           328,266            420,356
 Net unrealized appreciation/depreciation on
  investments .......................................         501,856        16,023,095         36,671,490
                                                         ------------      ------------      -------------
                                                         $ 22,201,693      $ 93,200,954      $ 128,541,023
                                                         ============      ============      =============
Net asset value and redemption price per share ......    $      10.89      $      18.12      $       25.29
                                                         ============      ============      =============

See accompanying notes to financial statements

Statements of Operations
For the Year Ended June 30, 1998
--------------------------------------------------------------------------------

                                                                                McM
                                                                McM        Intermediate
                                                             Principal         Fixed
                                                           Preservation       Income
                                                               Fund            Fund
                                                          --------------  --------------
Investment Income:
 Dividends .............................................   $         0     $         0
 Interest ..............................................     2,125,254       6,876,226
                                                           -----------     -----------
   Total investment income .............................     2,125,254       6,876,226
                                                           -----------     -----------
Expenses:
 Investment advisory fees (Note E) .....................        95,077         382,596
 Transfer agent fees ...................................        34,347          27,716
 Administration fees ...................................        39,466          39,144
 Accounting fees .......................................        29,564          53,598
 Legal fees ............................................         2,653           8,487
 Custodian fees ........................................        15,370          21,439
 Insurance fees ........................................        10,987          28,708
 Registration expenses .................................        10,113          14,973
 Amortization of organization costs (Note A) ...........         3,610           3,610
 Report to shareholder expense .........................         1,496           4,560
 Auditing fees .........................................        10,000          13,489
 Trustees fees .........................................         1,921           5,164
 Taxes-other expense ...................................             0               0
 Miscellaneous expenses ................................           410           1,752
                                                           -----------     -----------
   Total expenses ......................................       255,014         605,236
 Expenses reimbursed (Note E) ..........................      (140,922)       (347,443)
 Expense reimbursement recovery (Note E) ...............             0         288,755
                                                           -----------     -----------
   Net expenses ........................................       114,092         546,548
                                                           -----------     -----------
Net Investment Income ..................................     2,011,162       6,329,678
                                                           -----------     -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ...............          (187)        593,160
 Net change in unrealized appreciation/depreciation on
  investments ..........................................             0       2,104,618
                                                           -----------     -----------
Net realized and unrealized gain (loss) on investments            (187)      2,697,778
                                                           -----------     -----------
Increase in Net Assets from Operations .................   $ 2,010,975     $ 9,027,456
                                                           ===========     ===========

                                                                McM                                 McM
                                                               Fixed              McM             Equity
                                                               Income          Balanced         Investment
                                                                Fund             Fund              Fund
                                                          ---------------  ----------------  ----------------
Investment Income:
 Dividends .............................................    $         0      $    662,314      $  1,617,129
 Interest ..............................................        977,111         1,684,779            83,145
                                                            -----------      ------------      ------------
   Total investment income .............................        977,111         2,347,093         1,700,274
                                                            -----------      ------------      ------------
Expenses:
 Investment advisory fees (Note E) .....................         53,188           292,875           471,723
 Transfer agent fees ...................................         26,020            31,074            35,954
 Administration fees ...................................         38,314            39,088            40,160
 Accounting fees .......................................         29,523            43,172            40,944
 Legal fees ............................................          1,192             4,147             6,065
 Custodian fees ........................................          6,240            21,220            37,967
 Insurance fees ........................................          2,744            11,644            17,390
 Registration expenses .................................          7,541            15,809            15,976
 Amortization of organization costs (Note A) ...........          3,610             3,610             3,610
 Report to shareholder expense .........................            481             2,175             3,115
 Auditing fees .........................................          7,500            10,000            10,000
 Trustees fees .........................................            659             2,965             4,374
 Taxes-other expense ...................................              0             2,913             9,852
 Miscellaneous expenses ................................            604               599             1,288
                                                            -----------      ------------      ------------
   Total expenses ......................................        177,616           481,291           698,418
 Expenses reimbursed (Note E) ..........................       (101,633)         (302,551)         (166,906)
 Expense reimbursement recovery (Note E) ...............              0           211,760           175,996
                                                            -----------      ------------      ------------
   Net expenses ........................................         75,983           390,500           707,508
                                                            -----------      ------------      ------------
Net Investment Income ..................................        901,128         1,956,593           992,766
                                                            -----------      ------------      ------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments ...............         44,111           382,091           514,315
 Net change in unrealized appreciation/depreciation on
  investments ..........................................        436,110        10,037,050        22,166,197
                                                            -----------      ------------      ------------
 Net realized and unrealized gain (loss) on investments         480,221        10,419,141        22,680,512
                                                            -----------      ------------      ------------
Increase in Net Assets from Operations .................    $ 1,381,349      $ 12,375,734      $ 23,673,278
                                                            ===========      ============      ============

See accompanying notes to financial statements

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                            McM Principal
                                                          Preservation Fund
                                                   -------------------------------
                                                       For the         For the
                                                     Year Ended       Year Ended
                                                      06/30/98         06/30/97
                                                   --------------  ---------------
Operations:
 Net investment income ..........................   $  2,011,162    $  1,288,420
 Net realized gain (loss) on investments ........           (187)              0
 Net change in unrealized appreciation/
  depreciation on investments ...................              0               0
                                                    ------------    ------------
 Increase in net assets .........................      2,010,975       1,288,420
                                                    ------------    ------------
Dividends and Distributions to Shareholders:
 From net investment income .....................     (2,011,162)     (1,288,657)
 From capital gains .............................         (1,667)         (1,352)
                                                    ------------    ------------
 Total Distributions ............................     (2,012,829)     (1,290,009)
                                                    ------------    ------------
Capital Share Transactions - Note C .............     15,482,644       8,509,309
                                                    ------------    ------------
 Total increase in net assets ...................     15,480,790       8,507,720
Net Assets:
 Beginning of year ..............................     32,702,842      24,195,122
                                                    ------------    ------------
 End of year (including undistributed net
    investment income of $0, $0, $402,481,
    $275,372, $72,059 and $29,851,
    respectively) ...............................   $ 48,183,632    $ 32,702,842
                                                    ============    ============




                                                          McM Intermediate                    McM Fixed
                                                          Fixed Income Fund                  Income Fund
                                                   -------------------------------  -----------------------------
                                                       For the          For the         For the        For the
                                                      Year Ended      Year Ended      Year Ended      Year Ended
                                                       06/30/98        06/30/97        06/30/98        06/30/97
                                                   ---------------  --------------  --------------  -------------
Operations:
 Net investment income ..........................   $  6,329,678     $  5,170,412    $   901,128     $  549,985
 Net realized gain (loss) on investments ........        593,160          (72,659)        44,111         11,263
 Net change in unrealized appreciation/
  depreciation on investments ...................      2,104,618          873,998        436,110         88,107
                                                    ------------     ------------    -----------     ----------
 Increase in net assets .........................      9,027,456        5,971,751      1,381,349        649,355
                                                    ------------     ------------    -----------     ----------
Dividends and Distributions to Shareholders:
 From net investment income .....................     (6,233,438)      (5,112,892)      (858,916)      (543,122)
 From capital gains .............................              0         (164,477)       (28,964)       (10,144)
                                                    ------------     ------------    -----------     ----------
 Total Distributions ............................     (6,233,438)      (5,277,369)      (887,880)      (553,266)
                                                    ------------     ------------    -----------     ----------
Capital Share Transactions - Note C .............     25,514,515       16,662,781     12,143,298      1,477,192
                                                    ------------     ------------    -----------     ----------
 Total increase in net assets ...................     28,308,533       17,357,163     12,636,767      1,573,281
Net Assets:
 Beginning of year ..............................     93,401,888       76,044,725      9,564,926      7,991,645
                                                    ------------     ------------    -----------     ----------
 End of year (including undistributed net
    investment income of $0, $0, $402,481,
    $275,372, $72,059 and $29,851,
    respectively) ...............................   $121,710,421     $ 93,401,888    $22,201,693     $9,564,926
                                                    ============     ============    ===========     ==========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                               McM Balanced                         McM Equity
                                                                   Fund                           Investment Fund
                                                     ---------------------------------   ---------------------------------
                                                         For the           For the           For the           For the
                                                        Year Ended        Year Ended        Year Ended        Year Ended
                                                         06/30/98          06/30/97          06/30/98          06/30/97
                                                     ---------------   ---------------   ---------------   ---------------
Operations:
 Net investment income ...........................    $  1,956,593       $   838,463      $    992,766       $   592,381
 Net realized gain (loss) on investments .........         382,091           (31,191)          514,315            88,154
 Net change in unrealized appreciation/
  depreciation on investments ....................      10,037,050         5,082,280        22,166,197        12,113,724
                                                      ------------       -----------      ------------       -----------
 Increase in net assets ..........................      12,375,734         5,889,552        23,673,278        12,794,259
                                                      ------------       -----------      ------------       -----------
Dividends and Distributions to Shareholders:
 From net investment income ......................      (1,887,824)         (796,912)       (1,004,580)         (583,073)
 From capital gains ..............................               0                 0          (176,965)          (15,401)
                                                      ------------       -----------      ------------       -----------
 Total Distributions .............................      (1,887,824)         (796,912)       (1,181,545)         (598,474)
                                                      ------------       -----------      ------------       -----------
Capital Share Transactions - Note C ..............      41,772,321        23,933,114        47,456,107        22,484,477
                                                      ------------       -----------      ------------       -----------
 Total increase in net assets ....................      52,260,231        29,025,754        69,947,840        34,680,262
Net Assets:
 Beginning of year ...............................      40,940,723        11,914,969        58,593,183        23,912,921
                                                      ------------       -----------      ------------       -----------
 End of year (including undistributed net
    investment income of $128,535, $56,694,
    $18,262 and $20,224, respectively) ...........    $ 93,200,954       $40,940,723      $128,541,023       $58,593,183
                                                      ============       ===========      ============       ===========


See accompanying notes to financial statements.

McM FUNDS
Notes to Financial Statements                           June 30, 1998
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended the "Act". The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.



    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.


    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS
Notes to Financial Statements (continued)               June 30, 1998
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 1998. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:



                                                          PRINCIPAL PRESERVATION FUND
                                    ------------------------------------------------------------------------
                                                 Year Ended                           Year Ended
                                               June 30, 1998                        June 30, 1997
                                    ------------------------------------  ----------------------------------
                                          Shares             Amount            Shares            Amount
                                    -----------------  -----------------  ----------------  ----------------
Shares sold ......................      146,489,995     $   146,489,995       61,451,444     $   61,451,444
Shares issued through
 reinvestment of dividends .......        1,937,721           1,937,721        1,244,977          1,244,977
Shares redeemed ..................     (132,945,072)       (132,945,072)     (54,187,112)       (54,187,112)
                                       ------------     ---------------      -----------     --------------
Net Increase .....................       15,482,644     $    15,482,644        8,509,309     $    8,509,309
                                       ============     ===============      ===========     ==============


                                                       INTERMEDIATE FIXED INCOME FUND
                                    --------------------------------------------------------------------
                                               Year Ended                         Year Ended
                                              June 30, 1998                      June 30, 1997
                                    ---------------------------------  ---------------------------------
                                         Shares           Amount            Shares           Amount
                                    ---------------  ----------------  ---------------  ----------------
Shares sold ......................      4,017,645     $   41,959,179       3,302,865     $   33,813,474
Shares issued through
 reinvestment of dividends .......        581,272          6,063,815         500,320          5,114,086
Shares redeemed ..................     (2,149,379)       (22,508,479)     (2,172,289)       (22,264,779)
                                       ----------     --------------      ----------     --------------
Net Increase .....................      2,449,538     $   25,514,515       1,630,896     $   16,662,781
                                       ==========     ==============      ==========     ==============


                                                      FIXED INCOME FUND
                                  ----------------------------------------------------------
                                           Year Ended                    Year Ended
                                          June 30, 1998                 June 30, 1997
                                  -----------------------------  ---------------------------
                                      Shares         Amount         Shares         Amount
                                  -------------  --------------  ------------  -------------
Shares sold ....................    1,161,982     $ 12,549,304      136,454     $1,423,356
Shares issued through
 reinvestment of dividends .....       82,549          887,523       53,167        552,893
Shares redeemed ................     (120,810)      (1,293,529)     (47,554)      (499,057)
                                    ---------     ------------      -------     ----------
Net Increase ...................    1,123,721     $ 12,143,298      142,067     $1,477,192
                                    =========     ============      =======     ==========



                                                         BALANCED FUND
                                  ------------------------------------------------------------
                                           Year Ended                     Year Ended
                                          June 30, 1998                  June 30, 1997
                                  -----------------------------  -----------------------------
                                      Shares         Amount          Shares         Amount
                                  -------------  --------------  -------------  --------------
Shares sold ....................    2,721,124     $ 46,198,090     1,730,693     $23,766,367
Shares issued through
 reinvestment of dividends .....      108,340        1,842,078        53,858         767,164
Shares redeemed ................     (362,674)      (6,267,847)      (43,162)       (600,417)
                                    ---------     ------------     ---------     -----------
Net Increase ...................    2,466,790     $ 41,772,321     1,741,389     $23,933,114
                                    =========     ============     =========     ===========

McM FUNDS
Notes to Financial Statements (continued)               June 30, 1998
--------------------------------------------------------------------------------


                                                      EQUITY INVESTMENT FUND
                                  --------------------------------------------------------------
                                            Year Ended                      Year Ended
                                           June 30, 1998                   June 30, 1997
                                  -------------------------------  -----------------------------
                                      Shares          Amount           Shares         Amount
                                  -------------  ----------------  -------------  --------------
Shares sold ....................    2,496,173     $  56,388,235      1,485,441     $ 24,691,781
Shares issued through
 reinvestment of dividends .....       51,001         1,159,261         33,050          573,358
Shares redeemed ................     (436,532)      (10,091,389)      (155,758)      (2,780,662)
                                    ---------     -------------      ---------     ------------
Net Increase ...................    2,110,642     $  47,456,107      1,362,733     $ 22,484,477
                                    =========     =============      =========     ============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 1998 were:



                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $77,524,478      $48,958,505
Fixed Income Fund ......................     20,773,996        8,746,144
Balanced Fund ..........................     53,195,381       13,324,568
Equity Investment Fund .................     46,963,271          528,841

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1997 through June 30, 1998, the net amount the Advisor absorbed, subject to repayment, expenses totaling $392,034; $140,922 for the Principal Preservation Fund, $58,688 for the Intermediate Fixed Income Fund, $101,633 for the Fixed Income Fund, and $90,791 for the Balanced Fund.

The investment advisory agreements provide that any fee reductions or expense reimbursements made by the Advisor are subject to repayment by the Funds within the three years following such reduction or reimbursement provided that the Funds are able to make such repayments and remain in compliance with applicable expense limitations. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through June 30, 1998, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $379,863, Intermediate Fixed Income Fund $347,443, Fixed Income Fund $290,964, Balanced Fund $319,521 and Equity Investment Fund $166,906.

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                     McM Principal
                                                                                   Preservation Fund
                                                               ----------------------------------------------------------
                                                                  For the        For the        For the        For the
                                                                Year Ended     Year Ended     Year Ended     Period Ended
                                                                 06/30/98       06/30/97       06/30/96       06/30/95*
                                                               ------------   ------------   ------------   -------------
Net Asset Value, beginning of period .......................     $  1.00         $ 1.00         $ 1.00          $ 1.00
                                                                 -------         ------         ------          -------
 Income from investment operations
 Net investment income .....................................        0.05           0.05           0.05            0.05
                                                                 -------         ------         ------          -------
  Total from investment operations ........................         0.05           0.05           0.05            0.05
                                                                 -------         ------         ------          -------
 Less Distributions:
 From net investment income ................................       (0.05)         (0.05)         (0.05)          (0.05)
                                                                 -------        -------        -------         -------
  Total distributions .....................................        (0.05)         (0.05)         (0.05)          (0.05)
                                                                 -------        -------        -------         -------
Net Asset Value, end of period .............................     $  1.00         $ 1.00         $ 1.00          $ 1.00
                                                                 =======        =======        =======         =======
Total return ...............................................        5.41%          5.24%          5.39%           5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................     $48,184        $32,703        $24,195         $11,813
  Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................        0.67%          0.77%          0.93%           2.77%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................        0.30%          0.30%          0.30%           0.30%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................        4.92%          4.65%          4.60%           2.91%(1)
  Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................        5.29%          5.12%          5.23%           5.38%(1)
 Portfolio turnover ........................................         N/A            N/A            N/A             N/A


     .
* McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1)  Annualized.
(2)  Not annualized.
     N/A Not applicable.




















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                         McM Intermediate
                                                                                        Fixed Income Fund
                                                                    ----------------------------------------------------------
                                                                       For the        For the        For the        For the
                                                                     Year Ended     Year Ended     Year Ended     Period Ended
                                                                      06/30/98       06/30/97       06/30/96       06/30/95*
                                                                    ------------   ------------   ------------   -------------
Net Asset Value, beginning of period ............................      $ 10.26       $ 10.17        $ 10.37        $ 10.00
                                                                       -------       -------        -------        --------
 Income from investment operations
 Net investment income ..........................................         0.60          0.60          0.57             0.54
 Net realized and unrealized gain (loss) on investments .........         0.27          0.11         (0.10)            0.34
                                                                       -------       -------        -------        --------
  Total from investment operations ........................ .....         0.87          0.71          0.47             0.88
                                                                       -------       -------        -------        --------
 Less Distributions:
 From net investment income .....................................        (0.60)        (0.60)         (0.57)          (0.51)
 From capital gains .............................................         0.00         (0.02)         (0.10)           0.00
                                                                      --------       -------        -------        --------
  Total distributions ..................................... .....        (0.60)        (0.62)         (0.67)          (0.51)
                                                                      --------       -------        -------        --------
Net Asset Value, end of period ..................................      $ 10.53       $ 10.26        $ 10.17        $  10.37
                                                                       =======       =======        =======        ========
Total return ....................................................         8.68%         7.14%          4.61%           9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........................     $121,710       $93,402        $76,045        $ 29,936
  Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ......................         0.55%         0.59%          0.69%           1.72%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ........................................         0.50%         0.50%          0.50%           0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ..........................         5.74%         5.80%          5.52%           5.01%(1)
  Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ..........................         5.79%         5.89%          5.71%           6.24%(1)
 Portfolio turnover .............................................        45.44%        36.02%         75.26%         227.09%(2)


     .
* McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1)  Annualized.
(2)  Not annualized.



















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                            McM Fixed
                                                                                           Income Fund
                                                                    ----------------------------------------------------------
                                                                       For the        For the        For the        For the
                                                                     Year Ended     Year Ended     Year Ended     Period Ended
                                                                      06/30/98       06/30/97       06/30/96       06/30/95*
                                                                    ------------   ------------   ------------   -------------
Net Asset Value, beginning of period ............................     $10.44         $ 10.33        $ 10.58        $ 10.00
                                                                      -------        -------        -------        -------
 Income from investment operations
 Net investment income ..........................................       0.62            0.65           0.64           0.55
 Net realized and unrealized gain (loss) on investments .........       0.47            0.12          (0.20)          0.56
                                                                      -------        -------        --------       -------
  Total from investment operations ..............................       1.09            0.77           0.44           1.11
                                                                      -------        -------        --------       -------
 Less Distributions:
 From net investment income .....................................      (0.62)          (0.65)         (0.63)         (0.53)
 From capital gains .............................................      (0.02)          (0.01)         (0.06)          0.00
                                                                      -------        --------       --------       --------
  Total distributions ...........................................       (.64)          (0.66)         (0.69)         (0.53)
                                                                      -------        --------       --------       --------
Net Asset Value, end of period ..................................     $ 10.89        $ 10.44        $ 10.33        $ 10.58
                                                                      =======        ========       ========       ========
Total return ....................................................       10.71%          7.72%          4.16%         11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........................     $22,202        $ 9,565       $  7,992       $  6,599
  Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ......................        1.17%          1.57%          1.82%          7.29%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ........................................        0.50%          0.50%          0.50%          0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ..........................        5.26%          5.25%          4.70%         (0.47%)(1)
  Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ..........................        5.93%          6.32%          6.02%          6.33%(1)
 Portfolio turnover .............................................       58.22%         32.46%         37.62%        150.77%(2)


* McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.



















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                      McM Balanced
                                                                                          Fund
                                                               ----------------------------------------------------------
                                                                  For the        For the        For the        For the
                                                                Year Ended     Year Ended     Year Ended     Period Ended
                                                                 06/30/98       06/30/97       06/30/96       06/30/95*
                                                               ------------   ------------   ------------   -------------
Net Asset Value, beginning of period .......................     $15.30        $ 12.75        $ 11.35         $ 10.00
                                                                 -------        -------        -------        -------
 Income from investment operations
 Net investment income .....................................       0.47           0.43           0.40            0.36
 Net realized and unrealized gain on investments ...........       2.82           2.54           1.49            1.33
                                                                 -------        -------        -------        -------
  Total from investment operations .........................       3.29           2.97           1.89            1.69
                                                                 -------        -------        -------        -------
 Less Distributions:
 From net investment income ................................      (0.47)         (0.42)         (0.40)          (0.34)
 From capital gains ........................................       0.00           0.00          (0.09)           0.00
                                                                 -------        -------        -------        -------
  Total distributions ......................................      (0.47)         (0.42)         (0.49)          (0.34)
                                                                 -------        -------        -------        -------
Net Asset Value, end of period .............................     $18.12        $ 15.30        $ 12.75          $11.35
                                                                 =======        =======        =======         ======
Total return ...............................................      21.76%         23.65%         16.86%          17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ......................     $93,201        $40,941        $11,915        $ 3,070
  Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .................        0.74%          1.01%          2.21%          8.41%(1)
 Ratio of expenses to average net assets after reimbursement
  of expenses by Advisor ...................................        0.60%          0.60%          0.60%          0.60%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor .....................        2.87%          2.97%          1.81%         (3.54%)(1)
  Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor .....................        3.01%          3.38%          3.43%          4.28%(1)
 Portfolio turnover ........................................       20.73%         31.64%         26.16%         81.05%(2)


* McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.




















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                                         McM Equity
                                                                                      Investment Fund
                                                                 ----------------------------------------------------------
                                                                    For the        For the        For the        For the
                                                                  Year Ended     Year Ended     Year Ended     Period Ended
                                                                   06/30/98       06/30/97       06/30/96       06/30/95*
                                                                 ------------   ------------   ------------   -------------
Net Asset Value, beginning of period .........................     $ 19.71        $ 14.85        $ 11.95        $ 10.00
                                                                   -------        -------        -------        -------
 Income from investment operations
 Net investment income .......................................        0.23          0.24            0.21           0.19
 Net realized and unrealized gain on investments .............        5.62          4.87            2.94           1.94
                                                                   -------        -------         ------        -------
  Total from investment operations ...........................        5.85          5.11            3.15           2.13
                                                                   -------        -------         ------        -------
 Less Distributions:
 From net investment income ..................................       (0.23)        (0.24)          (0.21)         (0.18)
 From capital gains ..........................................       (0.04)        (0.01)          (0.04)          0.00
                                                                   --------       -------         ------        --------
  Total distributions ........................................       (0.27)        (0.25)          (0.25)         (0.18)
                                                                   --------       -------         ------        --------
Net Asset Value, end of period ...............................     $ 25.29        $ 19.71        $ 14.85        $ 11.95
                                                                   ========       =======        =======        ========
Total return .................................................        29.89%        34.68%         26.53%         21.57%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................     $128,541       $58,593        $23,913        $ 4,866
 Ratio of expenses to average net assets before
   reimbursement and recovery of expenses by Advisor .........         0.75%         0.88%          1.72%          8.48%(1)
 Ratio of expenses to average net assets
   after reimbursement of expenses by Advisor ................         0.75%         0.75%          0.75%          0.75%(1)
 Ratio of net investment income to average net assets
   before reimbursement of expenses by Advisor ...............         1.05%         1.36%          0.80%         (5.50%)(1)
 Ratio of net investment income to average net assets
   after reimbursement of expenses by Advisor ................         1.05%         1.49%          1.77%          2.24%(1)
 Portfolio turnover ..........................................         0.57%         0.88%          0.92%          1.81%(2)


 * McM Equity Investment Fund commenced investment operations on July 14, 1994.

 (1) Annualized.
 (2) Not annualized.



















See accompanying notes to financial statements.

McM FUNDS
Report of Independent Certified Public Accounts
--------------------------------------------------------------------------------

To the Shareholders and Trustees of McM Funds:

We have audited the accompanying statements of assets and liabilities of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund, and McM Equity Investment Fund, each a series of shares of beneficial interest of McM Funds, including the schedules of investments, as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period ended June 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period ended June 30, 1995, in conformity with generally accepted accounting principles.



                                                 TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
July 21, 1998
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                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



         Investment Advisor                              Custodian
         McMorgan & Company                         The Bank of New York
     One Bush Street, Suite 800                        48 Wall Street
      San Francisco, CA 94104                     New York, New York 10286

             Underwriter                               Legal Counsel
     FPS Broker Services, Inc.             Paul, Hastings, Janofsky & Walker LLP
         3200 Horizon Drive                          345 California Street
      King of Prussia, PA 19406                     San Francisco, CA 94104

       Shareholder Services                               Auditors
First Data Investor Services Group, Inc.           Tait, Weller & Baker
        3200 Horizon Drive                     8 Penn Center Plaza, Suite 800
    King of Prussia, PA 19406                       Philadelphia, PA 19103








                       For Additional Information about
                                McM Funds call:
                                (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


AR0698

UNION BUG